UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2004


Item 1.  Report to Stockholders.

Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Tax-Free Reserves

Calvert Tax-Free Reserves

Table of Contents

President's Letter

2

Portfolio Manager Remarks

4

Schedules of Investments

12

Notes to Schedules of Investments

34

Statements of Assets and Liabilities

35

Statements of Operations

36

Statements of Changes in Net Assets

37

Notes to Financial Statements

41

Financial Highlights

46

Explanation of Financial Tables

51

Proxy Voting Disclosure

53

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Dear Shareholders:

Overall, stocks edged forward during the first half of 2004, receiving a boost in June as markets reacted positively to the handover of power in Iraq and stronger earnings prospects. However, it generally was a challenging period for equities, with stocks up and down but trading within a fairly narrow price range in reaction to economic and political uncertainty. The S&P 500 Index ended the first half of the year up 3.44%, while the smaller-capitalization Russell 2000 Index appreciated 6.76% for the same period. Generally, value funds performed better than growth funds through the first six months of 2004.1

Through the reporting period, both the stock and bond markets were affected by the interplay of positives and negatives--good news on the earnings front juxtaposed against ongoing global uncertainties as well as concerns about the pace and magnitude of expected Fed rate increases. Bond-fund total returns generally fell during the second quarter, wiping out earlier-year gains across most fixed-income categories. General taxable bond funds, as measured by the Lehman U.S. Credit Index, fell -0.27% for the first half of the year, while general municipal funds, represented by the Lehman Municipal Bond Index, slipped back by -0.68% over the same period.

We believe that, going forward, the financial markets offer investors long-term opportunities in line with their historical averages. Over the past 50 years, stocks--as measured by the S&P 500--have produced average annual total returns of 11.4%, according to Ibbotson Associates, a well-known publisher of financial data. Our belief is that the high-flying, late 1990's that produced stock returns in excess of 20% were an anomaly and are unlikely to be repeated. In today's market environment, a strengthening economy should make it easier for companies to grow their earnings, ultimately boosting stock prices. And, even in the fixed-income markets, where rising interest rates are likely to be a factor for some time, investors can benefit from evolving conditions. Remember that while rising rates can be expected to force bond prices down in the short term, these same higher rates can mean higher returns on reinvested bond income. At the same time, bonds can continue to provide income and portfolio-diversification benefits to investors.

Now, as always, it's important not to get too caught up in short-term market developments and instead maintain realistic expectations and focus on developing a sound, diversified investment strategy. We encourage you to work with a financial professional to find the investment solutions that can work best for you, given your unique set of circumstances, goals, and attitudes toward risk.

Thank you for your continued investment with Calvert, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

July 2004

1  For the six-month period ended June 30, 2004, the Russell 3000 Value Index returned at 4.23% versus 2.96% for the Russell 3000 Growth Index.

Portfolio Managers

Thomas A. Dailey*

*(see p. 53)

James B. O'Boyle

Fund Information asset allocation tax-exempt money market NASDAQ symbol CTMXX CUSIP number 131620-10-6

Calvert Tax-Free Reserves

Money Market Portfolio

Performance

For the six-month period ended June 30, 2004, the Portfolio's Class O shares returned 0.18%, versus 0.19% for the benchmark Lipper Tax-Exempt Money Market Funds Average.

Investment Climate

The first half of 2004 was divided into two distinct environments for fixed-income investments.  In the first quarter, initially reported job growth was much weaker than had been expected, raising expectations that the Federal Reserve would postpone hiking the target Fed funds rate until well into 2004, or even until 2005. In the second quarter, however, job growth was much stronger than expected, and a number of inflation measures were on the rise.

As a result, over the first six months of 2004, interest rates moved in roller-coaster fashion, with the benchmark 10-year Treasury note yield falling to 3.68% in March before rising sharply to almost 5% by the middle of June. Mortgage rates and other private-sector, long-term interest rates also moved sharply up and down throughout the first half. After posting attractive gains in the first quarter, broad bond-market indices fell on the second quarter, and returns for the first half of 2004 were basically flat.

Portfolio Strategy

In the face of rapidly changing economic conditions and market expectations, we focused our purchases in the short end of the money-market yield curve. We avoided longer-term money market notes because of the low incremental yield and perceived interest-rate risk associated with these securities. In doing so, we positioned the Portfolio to take advantage of rising money-market rates expected to result from the anticipated Fed tightening.

Outlook

In fact, the Fed did hike interest rates one-quarter point (0.25%) at its June Federal Open Market Committee (FOMC) meeting, the first increase in four years. Looking ahead, the Fed clearly signaled its intention to raise short-term interest rates in a slow and predictable pattern. However, this course may be altered if incoming economic data force an adjustment to the Fed's outlook for economic growth and price stability.

Investors adjusted to Fed policy, and now general market expectations and bond market prices reflect anticipated quarter-point rate hikes at each FOMC meeting into next year. We believe that any material deviation from this expectation would cause interest rates to fluctuate further. Market interest rates have been rising over the last year, and we expect some further increase unless economic growth unexpectedly slumps or some unexpected event shocks the market. While the bond bear market may continue well into 2005, we are hopeful that more than half of the increase in long-term interest rates is behind us. Given that the Fed has just started hiking short-term rates, however, we continue to recommend that fixed-income investors remain defensive, with shorter durations and a well-diversified portfolio.

July 2004

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2004, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Performance information represents Class O shares. The value of an investment in Institutional Class shares would be different.

Portfolio Statistics

weighted
average maturity
6.30.04	20 days
12.31.03	46 days

class O
average annual
total return

as of 6.30.04
1 year	0.38%
5 year	1.91%
10 year	2.65%
inception	4.11%
(3.04.81)

Portfolio Managers

Thomas A. Dailey*

*(see p. 53)

Gary Miller

Fund Information asset allocation short-term tax-exempt bonds NASDAQ symbol CTFLX CUSIP number 131620-20-5

Calvert Tax-Free Reserves Limited-Term Portfolio

Performance

For the six-month period ended June 30, 2004, the Calvert Tax-Free Reserves Limited-Term Portfolio returned -0.10%, outperforming the -0.68% return of the Lehman Municipal Bond Index and the -0.20% return of its peer group category, the Lipper Short Municipal Debt Funds Average.

Investment Climate

The first half of 2004 was divided into two distinct environments for fixed-income investments.  In the first quarter, initially reported job growth was much weaker than had been expected, raising expectations that the Federal Reserve would postpone hiking the target Fed funds rate until well into 2004, or even until 2005. In the second quarter, however, job growth was much stronger than expected, and a number of inflation measures were on the rise.

As a result, over the first six months of 2004, interest rates moved in roller-coaster fashion, with the benchmark 10-year Treasury note yield falling to 3.68% in March before rising sharply to almost 5% by the middle of June. Mortgage rates and other private-sector, long-term interest rates also moved sharply up and down throughout the first quarter. After posting attractive gains in the first quarter, broad bond-market indices fell in the second quarter, and returns for the first half of 2004 were basically flat.

Municipal rates ended the first quarter slightly lower as a result of the weak labor market, Fed patience, and foreign investment in Treasuries. However, the dramatic rise in interest rates that occurred during the second quarter was in reaction to both the stronger-than-expected economic performance and anticipation of a series of Fed rate hikes.

Comparative Investment Performance (Total Return)

(as of 6.30.04)

	CTFR	Lipper Short	Lehman
	Limited-Term	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	(0.10%)	(0.20%)	(0.68%)
1 year	0.61%	0.39%	0.76%
5 year*	3.07%	3.37%	5.87%
10 year*	3.54%	3.86%	6.44%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

Portfolio Strategy

During the first six months of 2004, we continued to keep average Portfolio maturity below one year in anticipation of a rise in rates from historically low levels. As rates drifted lower during the first quarter, the Portfolio performed as designed, lagging its longer-duration peers, and then, as rates rose over the second quarter, outperforming.

Performance was enhanced by the Portfolio's short duration, higher-coupon issues, and stability provided by our use of variable-rate demand notes. Even though the Portfolio outperformed its peers during the second quarter, our overweighting in the multi-family housing sector -- which has been adversely affected by the increase in single-family home ownership -- inhibited overall performance.

Going forward

One benchmark for this Portfolio is the Lipper Short Municipal Debt Funds Average, which includes funds with average maturities of up to three years. The Portfolio's average maturity is at the low end of this range (less than one year). As a result, we typically lag our peer group in a flat- or declining-interest-rate environment and outperform when rates rise. Our goal in keeping a short average maturity is to limit the Portfolio's share price volatility in all interest-rate cycles. Since the Fed has indicated its intention to raise the Fed Funds rate, we believe the Portfolio is well positioned in the current environment.

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares. Source: Lipper Analytical Services, Inc.

average annual
total return

as of 6.30.04
1 year	(1.11%)
5 year	2.86%
10 year	3.43%
inception	5.32%
(3.04.81)

Portfolio Statistics

monthly
dividend yield
6.30.04	1.81%
12.31.03	1.73%

30 day SEC yield
6.30.04	1.86%
12.31.03	1.72%

weighted
average maturity
6.30.04	281 days
12.31.03	280 days

effective duration
6.30.04	237 days
12.31.03	229 days

Outlook

The Fed hiked interest rates one-quarter point (0.25%) at its June Federal Open Market Committee (FOMC) meeting, the first increase in four years. Looking ahead, the Fed clearly signaled its intention to raise short-term interest rates in a slow and predictable pattern. However, this course may be altered if incoming economic data force an adjustment to the Fed's outlook for economic growth and price stability.

Investors adjusted to Fed policy, and now general market expectations and bond market prices reflect anticipated quarter-point rate hikes at each FOMC meeting into next year. We believe that any material deviation from these expectations would cause interest rates to fluctuate further.

Market interest rates have been rising over the last year, and we expect some further increase unless economic growth unexpectedly slumps or some unexpected event shocks the market. While the bond bear market may continue well into 2005, we are hopeful that more than half of the increase in long-term interest rates is behind us. Given that the Fed has just started hiking short-term rates, however, we continue to recommend that fixed-income investors remain defensive, with shorter durations and a well-diversified portfolio.

July 2004

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2004,  the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Portfolio Managers

Thomas A. Dailey*

*(see p. 53)

Gary Miller

Dan Hayes

Fund Information asset allocation long-term tax-exempt bonds NASDAQ symbol CTTLX CUSIP number 131620-30-4

Calvert Tax-Free Reserves

Long-Term Portfolio

Performance

The Calvert Tax-Free Reserves Long-Term Portfolio returned -1.49% for the six-month period ended June 30, 2004. The benchmark Lehman Municipal Bond Index returned -0.68% and the Lipper General Municipal Debt Funds Average returned -0.99% for the same period. At the end of the reporting period, the Portfolio remained in the top 20th percentile of the Lipper General Municipal Debt category for the three- and five-year periods ended June 30, 2004.

Investment Climate

The first half of 2004 was divided into two distinct environments for fixed-income investments.  In the first quarter, initially reported job growth was much weaker than had been expected, raising expectations that the Federal Reserve would postpone hiking the target Fed funds rate until well into 2004, or even until 2005. In the second quarter, however, job growth was much stronger than expected, and a number of inflation measures were on the rise.

As a result, over the first six months of 2004, interest rates moved in roller-coaster fashion, with the benchmark 10-year Treasury note yield falling to 3.68% in March before rising sharply to almost 5% by the middle of June. Mortgage rates and other private-sector, long-term interest rates also moved sharply up and down throughout the first half of the year. After posting attractive gains in the first quarter, broad bond-market indices fell in the second quarter, and returns for the first half of 2004 were basically flat.

Portfolio Strategy

For the period

During the first four months of the year -- as economic indicators such as the employment report and inflation numbers remained weak -- the Portfolio's duration was reduced slightly from its status at the end of 2003. As the economy strengthened and interest rates trended higher later in the second quarter, we further reduced duration in anticipation of higher interest rates for the rest of the year.

During the reporting period, we sold lower-coupon bonds and reinvested the proceeds into higher-coupon bonds, which tend to outperform in a rising-interest-rate environment. A number of our bonds in the intermediate sector of the yield curve under-performed during the period. Also contributing to underperformance was an interest-rate drop at the end of the second quarter.

The securities in the Portfolio continue to be well diversified across various sectors, with general obligations, higher education and transportation bonds as the leading sectors. Portfolio credit quality remains quite strong, with approximately 75% of investments in AAA-rated securities.

comparative Investment Performance (Total Return)

(as of 6.30.04)

	CTFR	Lipper General	Lehman
	Long-Term	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	(1.49%)	(0.99%)	(0.68%)
1 year	(0.78%)	0.32%	0.76%
5 year*	5.46%	4.67%	5.87%
10 year*	5.81%	5.44%	6.44%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

Going forward

In light of expected increases in interest rates by the Federal Reserve and the unknown number and timing of any Fed changes, we intend to maintain a shorter duration in the Portfolio and purchase higher-rated securities to maintain strong credit quality.

Outlook

The Fed did, in fact, hike interest rates one-quarter point (0.25%) at its June Federal Open Market Committee (FOMC) meeting, the first increase in four years. Looking ahead, the Fed clearly signaled its intention to raise short-term interest rates in a slow and predictable pattern. However, this course may be altered if incoming economic data force an adjustment to the Fed's outlook for economic growth and price stability.

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

average annual
total return

as of 6.30.04
1 year	(4.52%)
5 year	4.65%
10 year	5.41%
inception	7.08%
(8.23.83)

Portfolio
statistics

monthly
dividend yield
6.30.04	3.90%
12.31.03	4.09%

30 day SEC yield
6.30.04	3.92%
12.31.03	3.83%

weighted
average maturity
6.30.04	16 years
12.31.03	16 years

effective duration
6.30.04	4.77 years
12.31.03	6.69 years

Investors adjusted to Fed policy, and now general market expectations and bond market prices reflect anticipated quarter-point rate hikes at each FOMC meeting into next year. We believe that any material deviation from these expectations would cause interest rates to fluctuate further.

Market interest rates have been rising over the last year, and we expect some further increase unless economic growth unexpectedly slumps or some unexpected event shocks the market. While the bond bear market may continue well into 2005, we are hopeful that more than half of the increase in long-term interest rates is behind us. Given that the Fed has just started hiking short-term rates, however, we continue to recommend that fixed-income investors remain defensive, with shorter durations and a well-diversified portfolio.

July 2004

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2004, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Money Market Portfolio

Schedule of Investments

June 30, 2004

	Principal
Municipal Obligations - 99.1%	Amount	Value
Alabama - 6.2%
Aurburn IDA Revenue VRDN, 1.23%, 5/1/20, LOC: AmSouth Bank	$4,085,000	$4,085,000
Birmingham Public Education Building Authority Student Housing
Revenue VRDN, 1.10%, 6/1/30, LOC: Wachovia Bank N.A.	6,760,000	6,760,000
Calhoun County Economic Development Council Revenue VRDN:
1.31%, 3/1/13, LOC: Fleet National Bank	3,300,000	3,300,000
1.27%, 4/1/21, LOC: Bank of America	3,200,000	3,200,000
Colbert County Industrial Development Board Revenue VRDN,
1.21%, 10/1/11, LOC: SouthTrust Bank, AL	2,800,000	2,800,000
Huntsville IDA Revenue VRDN, 1.41%, 11/1/26,
LOC: First Commerce Bank	3,300,000	3,300,000
MFH Revenue VRDN:
1.11%, 4/1/14, LOC: AmSouth Bank	2,420,000	2,420,000
1.11%, 9/1/20, LOC: SouthTrust Bank, AL	2,745,000	2,745,000
Mobile County IDA Revenue VRDN, 1.10%,
4/1/20, LOC: SouthTrust Bank, AL	3,210,000	3,210,000
Montgomery IDA Revenue VRDN, 1.21%, 9/15/04,
LOC: SouthTrust Bank, AL	525,000	525,000
Northport MFH Revenue VRDN:
1.21%, 9/3/15, LOC: AmSouth Bank	1,765,000	1,765,000
1.11%, 7/1/18, LOC: AmSouth Bank	4,805,000	4,805,000
Port City Medical Clinic Revenue VRDN, 1.05%, 2/1/25,
BPA: Bank of Nova Scotia & KBC Bank NV, AMBAC Insured	6,000,000	6,000,000
State IDA Revenue VRDN, 1.21%, 1/1/15,
LOC: Fleet National Bank	545,000	545,000
Taylor-Ryan Improvement District Revenue VRDN:
1.11%, 5/1/31, LOC: Columbus Bank & Trust	10,000,000	10,000,000
1.11%, 2/1/34, LOC: Columbus Bank & Trust	3,800,000	3,800,000
Tuscaloosa County IDA Revenue VRDN, 1.36%, 12/1/23,
LOC: Regions Bank	4,485,000	4,485,000
Valley Special Care Facilities Revenue VRDN, 1.21%, 6/1/25,
LOC: Columbus Bank & Trust	2,830,000	2,830,000
Wynlakes Government Utility Authority Revenue VRDN,
1.21%, 5/1/06, LOC: AmSouth Bank	4,000,000	4,000,000

Arizona - 0.7%
Apache County IDA Revenue VRDN, 1.05%, 12/15/18,
LOC: Bank of New York	4,600,000	4,600,000
Pinal County IDA & Solid Waste Disposal Revenue VRDN,
1.33%, 8/1/22 , LOC: Farm Credit Services of America, PCA,
C/LOC: Key Bank	3,700,000	3,700,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Arkansas - 1.2%
Arkadelphia IDA Revenue VRDN, 1.20%, 4/1/11,
LOC: Den Danske Bank	$4,000,000	$4,000,000
State MFH Revenue VRDN:
1.20%, 10/1/30, LOC: Regions Bank	5,200,000	5,200,000
1.23%, 11/1/31, LOC: First Tennessee Bank	5,000,000	5,000,000

California - 16.6%
ABAG Finance Authority For Nonprofit Corp. Adjustable COPs,
1.07%, 2/1/25, LOC: Wells Fargo Bank NA	2,735,000	2,735,000
Alameda County IDA Revenue VRDN, 1.30%, 3/1/28,
LOC: Bank of the West	2,980,000	2,980,000
Fresno Revenue VRDN, 1.05%, 5/1/15, LOC: US Bank, N.A.	900,000	900,000
Health Facilities Financing Authority Revenue VRDN,
1.02%, 10/1/22, BPA: Bank One, N.A., MBIA Insured	6,500,000	6,503,342
Inland Valley Development Agency Tax Allocation VRDN,
1.14%, 3/1/27, LOC: Union Bank, CA, C/LOC: CalSTERS	20,685,000	20,685,000
Livermore MFH Revenue VRDN, 1.04%, 5/1/20, LOC: FNMA	5,200,000	5,201,041
Los Angeles Communities Redevelopment Agency MFH Revenue
VRDN, 1.07%, 12/1/05, LOC: WestLB AG	6,000,000	6,000,000
Los Angeles County Housing Authority MFH Revenue VRDN,
1.06%, 12/1/07, LOC: FHLMC	11,300,000	11,300,000
Los Angeles County Pension Obligation Refunding VRDN,
1.04%, 6/30/07, BPA: Dexia Public Finance Bank, AMBAC Insured	445,000	445,000
Los Angeles Regional Airports Improvement Corp. Lease Revenue
VRDN, 1.08%, 12/1/25, LOC: Societe Generale	6,000,000	6,000,000
Modesto Irrigation District Financing Authority Revenue VRDN,
1.11%, 10/1/15, BPA: Societe Generale	2,000,000	2,000,000
Oakland Joint Powers Financing Authority Lease Revenue VRDN,
1.05%, 8/1/21, BPA: Dexia Public Finance Bank, FSA Insured	980,000	980,000
Ontario Revenue VRDN, 1.19%, 10/1/26, C/LOC: CalSTERS,
LOC: Union Bank, CA	6,170,000	6,170,000
Orange County Apartment Development Adjustable COPs,
1.02%, 3/1/16, LOC: UBS, AG	1,900,000	1,900,962
Pollution Control Financing Authority Revenue VRDN:
1.19%, 9/1/10, LOC: Comerica Bank	2,855,000	2,856,573
1.19%, 6/1/11, LOC: Comerica Bank	1,800,000	1,801,001
1.19%, 3/1/16, LOC: Comerica Bank	2,285,000	2,286,308
1.17%, 10/1/16, LOC: Key Bank	6,815,000	6,815,000
Sacramento County Tax and Revenue Anticipations Notes,
2.00%, 7/30/04	8,000,000	8,006,002
San Bernardino County Housing Authority MFH Revenue VRDN:
1.08%, 5/1/17, LOC: California Federal Savings Bank,
C/LOC: FHLB	4,425,000	4,425,000
1.09%, 2/1/23, LOC: California Federal Savings Bank,
C/LOC: FHLB	5,660,000	5,660,000
San Francisco City and County Redevelopment Agency MFH Revenue
VRDN, 1.08%, 10/1/10, LOC: Credit Suisse First Boston Corp.	10,580,000	10,580,000
Santa Rosa Waste Water Revenue VRDN, 1.10%, 9/1/33,
LOC: Landesbank Baden-Wurttenberg	7,000,000	7,000,000
	Principal
Municipal Obligations - Cont'd	Amount	Value
California - Cont'd
Stanislaus County Waste-to-Energy Finance Agency Solid Waste
Facility Revenue VRDN, 1.04%, 1/1/10,
BPA: JP Morgan Chase Bank, MBIA Insured	$4,535,000	$4,537,347
State Department of Water Resources Revenue VRDN,
1.06%, 5/1/22, LOC: Bayerishe Landesband Girozentrale	4,000,000	4,000,000
State Economic Development Financing Authority IDA Revenue
VRDN, 1.12%, 3/1/23, LOC: Bank One, N.A.	2,130,000	2,130,000
State Economic Recovery Revenue VRDN, 1.00%, 7/1/23,
BPA: Depfa Bank plc, XL Cap-Assurance, Inc.	15,000,000	15,000,000
State Rural Single Family Homes Mortgage Finance Authority
Revenue VRDN, 1.25%, 12/1/06,
BPA: Bayer Hypo-Vereinsbank, Merrill lynch	1,000,000	1,000,000
State School Cash Reserve Program Authority Revenue Notes,
2.00%, 7/6/04, AMBAC Insured	25,000,000	25,003,730
Statewide Communities Development Authority Special
Tax Revenue VRDN:
1.25%, 6/1/19, LOC: CalSTERS	2,020,000	2,021,283
1.25%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTERS	1,970,000	1,971,258
Vallejo MFH Revenue VRDN, 1.07%, 1/1/08, LOC: Bank of America	3,300,000	3,300,000
Victorville MFH Revenue VRDN, 1.16%, 12/1/15,
C/LOC: California Federal Savings Bank	6,210,000	6,210,000
WateReuse Finance Authority Revenue VRDN, 1.04%, 5/1/28,
BPA: Credit Suisse First Boston, FSA Insured	775,000	775,000
Colorado - 5.7%
Park Creek Tax Increment Revenue VRDN, 1.16%, 12/1/24,
SWAP: Lehman Brothers	33,600,000	33,600,000
State Housing & Finance Authority Revenue VRDN:
1.40%, 12/1/09, LOC: Key Bank	3,900,000	3,900,000
1.04%, 10/15/16, CA: FNMA	22,660,000	22,660,000
1.06%, 10/1/30, BPA: FHLB	4,580,000	4,580,000

Connecticut - 2.7%
State Health & Educational Facilities Authority Revenue VRDN,
1.08%, 7/1/37	30,295,000	30,295,000

Delaware - 0.2%
Wilmington School Project Revenue VRDN, 1.09%, 7/1/31,
LOC: Allied Irish Bank	2,300,000	2,300,000

Florida - 2.8%
Pinellas County Health Facility Authority VRDN, 1.10%, 7/1/34,
LOC: SunTrust Bank	19,000,000	19,000,000
State Board of Education Capital Outlay Bonds, 5.80%, 1/1/10,
IA: Escrowed/Slugs	4,925,000	5,148,728
State Higher Educational Facilities Finance Authority Revenue
VRDN, 1.10%, 1/1/19, LOC: SunTrust Bank	7,000,000	7,000,000
State University Athletic Association Capital Improvement Revenue
VRDN, 1.14%, 2/1/20, LOC: SunTrust Bank	400,000	400,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Georgia - 2.6%
Athens MFH Revenue VRDN, 1.455%, 8/1/05, LOC: US Bank, N.A.	$2,000,000	$2,000,000
Columbus Downtown Development Authority Revenue VRDN,
1.21%, 8/1/15, LOC: Columbus Bank & Trust	7,130,000	7,130,000
Franklin County Industrial Building Authority Revenue VRDN,
1.31%, 1/1/07, LOC: Comerica Bank	870,000	870,000
Fulton County IDA Revenue VRDN, 1.84%, 12/1/10,
LOC: Branch Bank & Trust	2,600,000	2,600,000
Gordon County Development Authority Revenue VRDN,
1.36%, 7/1/22, LOC: Regions Bank	1,520,000	1,520,000
Municipal Gas Authority Revenue VRDN, 1.05%, 11/1/07
LOC: Bayerishe Landesband Girozentrale,
J. P. Morgan Chase Bank & Wachvia Bank, NA	9,650,000	9,650,000
Savannah Economic Development Authority Student Housing
Revenue VRDN, 1.10%, 9/1/26, LOC: Wachovia Bank, N.A.	4,000,000	4,000,000
Warner Robins Downtown Development Authority Revenue VRDN,
1.31%, 9/1/34, LOC: Columbus Bank & Trust	1,300,000	1,300,000

Hawaii - 1.2%
State Budget and Finance Department Revenue VRDN,
1.15%, 5/1/19, LOC: First Hawaiian Bank	13,280,000	13,280,000

Illinois - 4.6%
Chicago Development Authority Revenue VRDN, 1.09%, 1/1/37,
BPA: Landesbank Baden-Wurttenberg, FGIC Insured	8,360,000	8,360,000
Educational Facilities Authority Revenue VRDN, 1.05%, 12/1/35,
LOC: Harris Trust	15,000,000	15,000,000
Metropolitan Pier and Exposition Authority Revenue VRDN,
1.15%, 12/15/23, BPA: Merrill Lynch	7,000,000	7,000,000
State Development Finance Authority Revenue VRDN:
1.10%, 6/1/19, LOC: Northern Trust Co.	5,565,000	5,565,000
1.10%, 4/1/35, LOC: Northern Trust Co.	5,000,000	5,000,000
State Housing Development Authority Revenue VRDN,
1.05%, 1/1/08, LOC: FHLMC	11,000,000	11,000,000

Indiana - 2.9%
Jasper County Industrial Economic Development Revenue VRDN,
1.33%, 2/1/22, C/LOC: Key Bank	5,275,000	5,275,000
Portage Pollution Control Revenue VRDN, 1.38%, 5/1/18,
LOC: Bank One, NA	3,000,000	3,000,000
South Bend MFH Revenue VRDN, 1.35%, 10/1/09,
LOC: FHLB	4,015,000	4,015,000
State Development Finance Authority Revenue VRDN:
1.28%, 4/1/22, LOC: Bank One, NA	960,000	960,000
1.08%, 8/1/31, LOC: Bank One, NA	5,500,000	5,500,000
Terre Haute International Airport Authority Revenue VRDN,
1.48%, 2/1/21, LOC: Old National Bank,
C/LOC: Northern Trust Co	2,200,000	2,200,000
Valparaiso Economic Development Authority Revenue VRDN,
1.25%, 5/1/31, LOC: Marshall & Ilsley Bank	7,000,000	7,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Indiana - Cont'd
Vigo Economic Development Authority Revenue VRDN,
1.32%, 5/1/16, LOC: Old National Bank,
C/LOC: Wells Fargo Bank, NA	$4,800,000	$4,800,000

Iowa - 1.8%
Le-Mars IDA Revenue VRDN, 1.33%, 3/1/16,
C/LOC: SunTrust Bank	1,850,000	1,850,000
State Finance Authority Solid Waste Disposal Revenue VRDN,
1.33%, 7/1/18, C/LOC: Wells Fargo Bank, NA	3,650,000	3,650,000
State School Cash Anticipation Program Warrant Certificate,
2.00%, 1/28/05, FSA Insured	15,000,000	15,083,820

Kansas - 0.7%
Mission MFH Revenue VRDN, 1.03%, 9/15/26, CA: FNMA	7,700,000	7,700,000

Kentucky - 2.7%
City of Mayfield Lease Revenue VRDN, 1.16%, 7/1/26,
LOC: Fifth Third Bank	4,900,000	4,900,000
Hopkinsville IDA Revenue VRDN, 1.48%, 5/1/26,
LOC: Branch Bank & Trust	2,080,000	2,080,000
Lexington-Fayette Urban County Educational Facilities Revenue
VRDN, 1.11%, 5/1/25, LOC: Fifth Third Bank	5,200,000	5,200,000
Northern State Port and Industrial Building Authority Revenue
VRDN, 1.11%, 12/1/21, LOC: Fifth Third Bank	5,010,000	5,010,000
State Association of Counties Advance Tax & Revenue Anticipation
COPs, 3.00%, 6/30/05	10,000,000	10,129,400
State IDA Revenue VRDN, 1.23%, 2/1/08, LOC: National City Bank	1,000,000	1,000,000
Winchester Industrial Building Revenue VRDN, 1.28%, 10/1/18,
LOC: Wachovia Bank, NA	2,400,000	2,400,000

Louisiana - 1.1%
Local Government Environment Facilities Community Development
Authority Revenue VRDN, 1.09%, 11/1/34, LOC: Regions Bank	8,000,000	8,000,000
New Orleans Aviation Board Revenue VRDN, 1.08%, 8/5/15,
BPA: Dexia Public Finance Bank, MBIA Insured	2,870,000	2,870,000
Public Facilities Authority Revenue VRDN, 1.07%, 12/1/14,
LOC: Regions Bank	2,145,000	2,145,000

Maryland - 1.0%
Baltimore County MFH Revenue VRDN, 1.14%, 4/15/34,
LOC: FNMA	8,194,000	8,194,000
State Economic Development Corp. Revenue VRDN,
1.05%, 2/1/34, LOC: SunTrust Bank	3,700,000	3,700,000

Massachusetts - 1.6%
Hudson IDA Revenue VRDN, 1.35%, 10/1/13,
LOC: State Street Bank & Trust	710,000	710,000
State Bay Transportation Authority Revenue VRDN, 1.11%, 7/1/30,
BPA: Societe Generale	9,600,000	9,600,000
State GO VRDN, 1.11%, 1/1/21, BPA: State Street Bank & Trust	7,900,000	7,900,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Michigan - 4.6%
Detroit Water Supply System Revenue VRDN, 1.09%, 7/1/23,
BPA: Dexia Public Finance Bank, MBIA Insured	$10,000,000	$10,000,000
Kent Hospital Finance Authority LO Revenue VRDN,
1.11%, 11/1/10, LOC: Fifth Third Bank	3,200,000	3,200,000
State GO Bonds, 2.00%, 9./30/04	15,000,000	15,037,923
State Hospital Finance Authorities Revenue VRDN:
1.11%, 3/1/14, LOC: Comerica Bank	8,740,000	8,740,000
1.06%, 12/1/23, LOC: National City Bank	4,220,000	4,220,000
State Municipal Bonds Authority Revenue VRDN, 2.00%, 8/23/04,
LOC: JP Morgan Chase Bank	10,000,000	10,013,904
State University Revenue VRDN, 1.01%, 8/15/30,
BPA: Dexia Public Finance Bank	1,020,000	1,020,000

Minnesota - 0.4%
Richfield MFH Revenue VRDN, 1.10%, 3/1/34, LOC: FHLMC	4,000,000	4,000,000

Mississippi - 2.0%
State Development Bank Special GO VRDN:
1.18%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured	6,340,000	6,340,000
1.18%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured	6,560,000	6,560,000
1.18%, 12/1/23, BPA: Bank One, NA, AMBAC Insured	10,000,000	10,000,000

Missouri - 0.7%
Carthage IDA Revenue VRDN:
1.20%, 4/1/07, LOC: Wachovia Bank, NA	2,000,000	2,000,000
1.28%, 9/1/30, LOC: Wachovia Bank, NA	2,000,000	2,000,000
State Development Finance Board Revenue VRDN,
1.33, 9/1/08, LOC: BNP Paribas	3,900,000	3,900,000

Nevada - 1.3%
Clark County School District GO VRDN, 1.00%, 6/15/21,
BPA: Bayerishe Landesband Girozentrale, FSA Insured	13,600,000	13,600,000
Henderson Public Improvement Trust Revenue VRDN,
1.22%, 4/1/07, LOC: JP Morgan Chase Bank	1,500,000	1,500,000

New Hampshire - 0.6%
State Health & Educational Facilities Authority Revenue VRDN,
1.15%, 10/1/33, LOC: Fleet National Bank	6,500,000	6,500,000

New York - 1.8%
Jay Street Corp. Lease Revenue VRDN, 1.07%, 5/1/22,
LOC: DEPFA Bank plc	2,700,000	2,700,000
New York City IDA Civic Facilities Revenue VRDN, 1.05%, 12/1/34,
LOC: Allied Irish Bank	3,200,000	3,200,000
New York City Municipal Water and Sewer System Revenue VRDN,
1.08%, 6/15/18, BPA: State Street Bank & Trust	15,000,000	15,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
North Carolina - 0.6%
State Capital & Educational Facilities Revenue VRDN,
1.09%, 12/1/31, LOC: Branch Bank & Trust	$6,830,000	$6,830,000

Ohio - 2.1%
Butler County Healthcare Facilities Revenue VRDN, 1.11%, 9/1/22,
LOC: Fifth Third Bank	4,495,000	4,495,000
Franklin County Hospital Revenue VRDN, 1.14%, 6/1/17,
BPA: Citigroup Global Markets Holdings, Inc.	10,000,000	10,000,000
State Higher Educational Facilities Authority Revenue VRDN,
1.18%, 9/1/26, LOC: Fifth Third Bank	9,740,000	9,740,000

Oklahoma - 0.4%
Pittsburg County IDA Revenue VRDN, 1.30%, 10/1/21,
LOC: PNC Bank, NA	5,000,000	5,000,000

Oregon - 0.9%
State Tax Anticipation Notes, 2.25%, 11/15/04	10,000,000	10,043,699

Pennsylvania - 3.0%
Beaver County IDA Pollution Control Revenue VRDN,
1.04%, 6/1/30, LOC: Barclays Bank plc	9,000,000	9,000,000
Cumberland County Municipal Authority Retirement Community
Revenue VRDN:
1.08%, 1/1/35, C/LOC: Lloyds TSB Bank plc	13,000,000	13,000,000
1.08%, 1/1/37, C/LOC: Lloyds TSB Bank plc	4,605,000	4,605,000
Philadelphia MFH Redevelopment Authority Revenue VRDN,
1.10%, 12/1/09, LOC: HSBC Bank	2,350,000	2,350,000
Somerset County Hospital Authority Revenue VRDN,
1.20%, 3/1/22, LOC: PNC Bank, NA	3,265,000	3,265,000
West Cornwall Township Municipal Authority Revenue VRDN,
1.11%, 3/1/16, LOC: Wachovia Bank, NA	1,325,000	1,325,000

Puerto Rico - 2.5%
Commonwealth Electric Power Authority GO VRDN,
1.03%, 7/1/22, BPA: Societe Generale	5,800,000	5,800,000
Commonwealth Highway and Transportation Revenue VRDN,
1.07%, 7/1/09, BPA: Merrill Lynch	1,460,000	1,460,000
Commonwealth Tax and Revenue Anticipation Notes,
2.00%, 7/30/04	15,000,000	15,012,177
Commonwealth TICs / TOCs Public Improvement VRDN,
1.07%, 7/1/19, BPA: Bank of New York	5,600,000	5,600,000

Rhode Island - 0.8%
State Health and Educational Building Authority Revenue VRDN,
1.10%, 10/1/31, LOC: Fleet National Bank	9,500,000	9,500,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Tennessee - 7.8%
Blount County Public Building Authority Revenue VRDN,
1.08%, 6/1/26, BPA: Landesbank Baden-Wurttenberg,
AMBAC Insured	$4,000,000	$4,000,000
Coffee County IDA Revenue VRDN, 1.28%, 5/1/12,
LOC: Bank of America	2,650,000	2,650,000
Johnson County Health and Educational Facilities Board Revenue
VRDN, 1.16%, 7/1/04, BPA & GA: Merrill Lynch	10,000,000	10,000,000
Knox County Health Educational & MFH Board Revenue VRDN,
1.21%, 12/1/29, LOC: First Tennessee Bank	4,500,000	4,500,000
Loudon Industrial Development Board Revenue VRDN,
1.38%, 4/1/13, LOC: Bank One, NA	3,200,000	3,200,000
Memphis-Shelby County IDA Revenue VRDN, 1.16%, 3/1/24,
LOC: National Bank of Commerce, TN	7,665,000	7,665,000
Nashville & Davidson County Health & Educational Facilities Board
Revenue VRDN, 1.31%, 12/1/32, LOC: Regions Bank	5,000,000	5,000,000
Sevier County Public Building Authority Revenue VRDN:
1.10%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured	585,000	585,000
1.10%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured	2,800,000	2,800,000
1.10%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	2,760,000	2,760,000
1.10%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured	500,000	500,000
1.10%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	9,330,000	9,330,000
1.10%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	3,100,000	3,100,000
1.10%, 6/1/20, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	2,430,000	2,430,000
1.10%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	3,500,000	3,500,000
1.10%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured	2,195,000	2,195,000
Shelby County Health Educational & Housing Facilities Board Revenue
VRDN:
1.11%, 12/1/13, LOC: BNP Paribas	18,400,000	18,400,000
1.12%, 5/1/16, LOC: Allied Irish Bank	800,000	800,000
1.13%, 6/1/26, LOC: Allied Irish Bank	4,900,000	4,900,000

Texas - 1.9%
State Tax & Revenue Anticipation Notes, 2.00%, 8/31/04	18,000,000	18,026,136
Tarrant County IDA Revenue VRDN, 1.32%, 9/1/27,
C/LOC: Wachovia Bank, NA	4,000,000	4,000,000

Utah - 2.8%
Municipal Securities Trust Certificates Revenue VRDN, 1.26%, 5/6/13,
LOC: Bear Stearns Capital Markets	29,370,000	29,370,000
Tooele City IDA Revenue VRDN, 1.20%, 10/1/22,
LOC: US Bank, NA	2,100,000	2,100,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Vermont - 0.1%
State Educational & Health Buildings Finance Agency Revenue VRDN,
1.37%, 11/1/21, LOC: Huntington National Bank	$950,000	$950,000

Virginia - 0.7%
Suffolk IDA Revenue VRDN, 1.18%, 10/1/31,
LOC: Branch Bank & Trust	7,500,000	7,500,000

West Virginia - 2.2%
Harrison County IDA Revenue VRDN, 1.09%, 6/1/14,
LOC: Wachovia Bank, NA	4,140,000	4,140,000
Putnam County Solid Waste Disposal Revenue VRDN, 1.07%, 4/1/30	15,500,000	15,500,000
Weirton Municipal Hospital Building Revenue VRDN, 1.25%, 12/1/31,
LOC: PNC Bank, NA	5,000,000	5,000,000

Wisconsin - 0.3%
Grafton IDA Revenue VRDN, 1.25%, 12/1/17, LOC: US Bank, NA	2,325,000	2,325,000
State Health & Educational Facilities Authority Revenue VRDN,
1.06%, 11/1/23, LOC: US Bank, NA	1,600,000	1,600,000

Other - 5.3%
ABN Amro MuniTOPS Trust Certificates VRDN:
1.12%, 4/5/06, BPA: ABN Amro Bank	16,385,000	16,385,000
1.10%, 7/4/07, BPA: ABN Amro Bank	1,600,000	1,600,000
1.08%, 8/1/24, BPA: ABN Amro Bank	5,500,000	5,500,000
Koch Floating Rate Trust Revenue VRDN, 1.33%, 4/1/09,
BPA: State Street Bank & Trust	12,282,696	12,282,696
Roaring Fork Single Family Mortgage Program VRDN,
1.16%, 7/1/32, BPA: Bank of New York	4,840,000	4,840,000
SunAmerica Trust Revenue VRDN, 1.28%, 7/1/41, LOC: FHLMC	19,910,000	19,910,000

TOTAL INVESTMENTS (Cost $1,126,186,330) - 99.1%		1,126,186,330
Other assets and liabilities, net - 0.9%		9,973,660
Net Assets - 100.0%		$1,136,159,990

See notes to schedules of investments and notes to financial statements.

Limited-Term Portfolio

Schedule of Investments

June 30, 2004

	Principal
Municipal Obligations - 99.2%	Amount	Value
Alabama - 2.9%
Alexander City Industrial Development Board Revenue
VRDN, 1.51%, 12/1/18	$3,000,000	$3,000,000
Athens IDA Pollution Control Revenue VRDN, 3.95%, 6/1/05	3,500,000	3,500,000
Birmingham Public Educational Building Authority Revenue
VRDN, 1.10%, 6/1/30	17,115,000	17,115,000
Calhoun County Economic Development Council Revenue VRDN:
1.21%, 5/1/10	2,800,000	2,800,000
1.27%, 4/1/21	5,300,000	5,300,000
State MFH Revenue VRDN:
1.51%, 9/1/22	2,600,000	2,600,000
2.70%, 9/1/30	3,215,000	3,214,421
2.11%, 12/1/30	6,410,000	6,410,000

Arizona - 1.4%
Pinal County IDA Solid Waste Disposal Revenue VRDN,
1.43%, 5/1/27	1,250,000	1,250,000
Yavapai County IDA Solid Waste Disposal Revenue Bonds:
4.625%, 6/1/27, (Mandatory Put, 6/1/05 @ 100) (r)	6,000,000	6,100,860
3.65%, 3/1/28, (Mandatory Put, 3/1/06 @ 100) (r)	12,900,000	12,959,211
4.45%, 3/1/28, (Mandatory Put, 3/1/08 @ 100) (r)	1,370,000	1,383,974

Arkansas - 0.9%
Fort Smith Sales & Use Tax Revenue Bonds, 3.50%, 12/1/11	3,620,000	3,681,178
State MFH Revenue VRDN:
3.00%, 8/1/21	9,000,000	9,003,600
2.00%, 11/1/36	1,525,000	1,523,871

California - 11.4%
Alameda County IDA Revenue VRDN, 1.30%, 3/1/28	1,570,000	1,570,000
Alvord Unified School District COPs, VRDN, 1.06%, 6/1/28	3,000,000	3,000,000
Central Unified School District COPs, 2.00%, 2/1/24,
(Mandatory Put, 2/1/06 @ 100) (r)	2,000,000	1,992,420
Freemont COPs, 1.70%, 8/1/25, (Mandatory Put, 8/1/05 @ 100) (r)	5,430,000	5,427,068
Gardena Financing Agency Revenue VRDN, 4.38%, 9/1/11	145,000	145,000
Los Angeles Community Redevelopment Agency MFH Revenue
VRDN, 1.07%, 12/1/05	5,500,000	5,500,000
Los Angeles County MFH Revenue VRDN, 1.06%, 12/1/07	700,000	700,000
Los Angeles County Pension Obligation Refunding VRDN,
1.04%, 6/30/07	1,300,000	1,300,000
Natomas Unified School District COPs, 2.50%, 2/1/28,
(Mandatory Put, 2/1/05 @ 100) (r)	4,000,000	4,007,320
Ontario City Redevelopment Agency Revenue VRDN,
1.19%, 10/1/26	1,600,000	1,600,000
Sacramento County Tax & Revenue Anticipation Notes,
2.00%, 7/30/04	14,200,000	14,209,940
	Principal
Municipal Obligations - Cont'd	Amount	Value
California - Cont'd
San Bernardino County MFH Revenue Bonds, 6.25%, 7/1/42,
(Mandatory Put, 12/1/05 @ 100)	$3,500,000	$3,490,865
San Jose MFH Revenue VRDN, 1.03%, 4/15/36	1,100,000	1,100,000
Santa Rosa Waste Water Revenue VRDN, 1.10%, 9/1/33	6,880,000	6,880,000
School Cash Reserve Program Authority Revenue Notes,
2.00%, 7/6/04	40,000,000	40,005,275
State Center Community College GO Bonds, 3.00%, 8/1/04	3,200,000	3,204,672
State Department of Transportation Revenue Bonds, 3.00%, 2/1/06	6,350,000	6,453,187
State Department of Water Reservoir & Powersupply Revenue Bonds,
5.50%, 5/1/05	5,000,000	5,150,350
State Department of Water Reservoir & Powersupply Revenue
VRDN, 1.08%, 5/1/22	3,000,000	3,000,000
State Economic Development Financing Authority IDA Revenue
VRDN, 1.12%, 3/1/23	470,000	470,000
State Economic Recovery Revenue Bonds, 5.00%, 7/1/23,
(Mandatory Put, 7/1/07 @ 100) (r)	7,500,000	7,994,325
State Economic Recovery Revenue VRDN, 1.00%, 7/1/23	15,000,000	15,000,000
State GO Bonds, 6.30%, 9/1/06	5,040,000	5,450,760
State GO VRDN:
1.60%, 5/1/33	10,000,000	10,000,000
1.95%, 5/1/33	15,000,000	14,998,650
Statewide Community Development MFH Special Tax Revenue
Bonds, 6.25%, 7/1/42, (Mandatory Put, 1/1/05 @ 100) (r)	4,625,000	4,618,895
Vallejo MFH Revenue VRDN, 1.07%, 1/1/08	6,100,000	6,100,000

Colorado - 4.2%
Bachelor Gulch Metropolitan District GO VRDN, 1.20%, 12/1/23	3,000,000	2,999,490
Denver City & County Airport Revenue Bonds:
4.00%, 11/15/04	1,200,000	1,210,872
5.25%, 11/15/04	2,180,000	2,209,888
4.00%, 11/15/05	1,300,000	1,333,839
4.00%, 11/15/06	6,610,000	6,827,998
5.00%, 11/15/07	5,200,000	5,489,328
Dove Valley Metropolitan District Arapahoe County GO Bonds:
2.875%, 5/1/20, (Mandatory Put, 11/1/04 @ 100) (r)	1,670,000	1,677,264
3.30%, 11/1/20, (Mandatory Put, 11/1/05 @ 100) (r)	1,950,000	1,983,735
3.30%, 11/1/25, (Mandatory Put, 11/1/05 @ 100) (r)	6,050,000	6,154,665
Lakewood IDA Revenue VRDN, 1.76%, 8/1/07	1,650,000	1,650,000
Park Creek Tax Increment Revenue VRDN, 1.16%, 12/1/24	19,400,000	19,400,000
Plaza Metropolitan District Number 1 Revenue Tax Allocation,
7.125%, 12/1/10	7,500,000	7,620,600
State HFA Revenue VRDN, 1.04%, 10/15/16	900,000	900,000
Triview GO VRDN, 1.375%, 11/1/23	3,650,000	3,647,262

Connecticut - 0.4%
State Health & Educational Facility Revenue VRDN, 1.08%, 7/1/29	5,900,000	5,900,000

Delaware - 0.6%
State Health Facilities Authority Revenue VRDN, 2.25%, 6/1/32	5,500,000	5,416,015
Wilmington School Project Revenue VRDN, 1.09%, 7/1/31	3,700,000	3,700,000
	Principal
Municipal Obligations - Cont'd	Amount	Value
District of Columbia - 1.0%
COPs:
5.00%, 1/1/05	$3,000,000	$3,051,030
5.00%, 1/1/06	1,000,000	1,039,360
HFA Revenue:
3.00%, 12/1/04	2,500,000	2,515,825
2.80%, 1/1/05	4,140,000	4,155,608
Metropolitan Washington Airports Authority Revenue Bonds:
4.50%, 10/1/04	2,440,000	2,457,739
5.00%, 10/1/06	2,400,000	2,524,968

Florida - 5.0%
Broward County Airport System Revenue Bonds, 5.00%, 10/1/05	5,000,000	5,195,300
Gulf Breeze Revenue VRDN:
1.08%, 12/1/20	1,575,000	1,575,000
1.10%, 3/31/21	2,370,000	2,370,000
Hillsborough County MFH Revenue Bonds, 2.125%, 1/1/07	5,000,000	4,874,500
Lee County Solid Waste System Revenue Bonds:
5.00%, 10/1/04	4,965,000	5,008,444
5.25%, 10/1/07	7,485,000	7,993,306
Miami-Dade County IDA Revenue VRDN, 1.05%, 5/1/28	3,325,000	3,325,000
Orange County School Board COPs VRDN, 1.12%, 8/1/15	4,950,000	4,950,000
Palm Beach County HFA Mallards Cove Revenue VRDN,
2.80%, 3/1/22	4,460,000	4,460,000
Palm Beach County Revenue VRDN, 2.00%, 3/1/34	2,400,000	2,400,000
Pinellas County Health Facility Authority VRDN, 1.10%, 7/1/34	1,250,000	1,250,000
State Board of Education Capital Outlay GO Bonds, 5.80%, 1/1/11	5,280,000	5,447,587
State Department of Environmental Protection Revenue Bonds,
4.00%, 7/1/04	14,285,000	14,286,000
State Higher Educational Facilities Financing Authority Revenue
VRDN, 1.10%, 1/1/19	4,480,000	4,480,000
University Atheletic Association Inc., Revenue Bonds:
2.20%, 10/1/31, (Mandatory Put, 10/1/05 @ 100) (r)	6,400,000	6,432,064
2.80%, 10/1/31, (Mandatory Put, 10/1/08 @ 100) (r)	1,285,000	1,258,709

Georgia - 1.9%
Columbus Downtown IDA Revenue Bonds, 6.50%, 7/1/29, (r)	3,900,000	3,510,000
Fulton County Development Authority Pollution Control Revenue
VRDN, 1.45%, 4/1/10	7,400,000	7,400,000
Fulton County IDA Revenue VRDN, 1.84%, 12/1/10	700,000	700,000
Monroe County Pollution Control Revenue VRDN, 1.10%, 1/1/20	6,425,000	6,425,000
Municipal Gas Authority Revenue VRDN, 1.05%, 11/1/07	900,000	900,000
Rome MFH Revenue VRDN, 1.41%, 7/1/34	7,650,000	7,650,000
Waycross and Ware County Development Authority Revenue
VRDN, 2.11%, 5/1/31	1,685,000	1,685,000

Hawaii - 0.9%
Honolulu MFH Revenue VRDN, 2.10%, 6/1/20	8,075,000	8,075,000
State Department Budget & Finance VRDN, 1.42%, 12/1/21	5,292,500	5,292,500

	Principal
Municipal Obligations - Cont'd	Amount	Value
Idaho - 0.7%
Boise City MFH Revenue Bonds, 3.25%, 5/1/36,
(Mandatory Put, 3/27/06 @ 100) (r)	$10,175,000	$10,213,055

Illinois - 1.8%
Arlington Heights MFH Revenue VRDN, 1.06%, 5/1/24	4,230,000	4,230,000
Chicago School Financing Authority GO Bonds, 5.00%, 6/1/05	2,560,000	2,638,515
Cook County Community GO Bonds:
4.00%, 1/1/06	1,000,000	1,027,510
4.00%, 1/1/07	3,590,000	3,712,778
Metropolitan Pier & Exposition Authority Revenue VRDN,
1.15%, 12/15/23	7,120,000	7,110,673
State Educational Facilities Authority Revenue VRDN, 1.05%, 3/1/28	1,245,000	1,245,000
State Health Facilities Authority Revenue VRDN, 1.10%, 1/1/16	3,100,000	3,100,000
State Housing Development Authority MFH Revenue VRDN,
1.07%, 11/1/33	3,500,000	3,500,000

Indiana - 1.8%
Allen County Economic Development Revenue VRDN,
1.38%, 11/1/09	2,750,000	2,750,000
Lawrence-Fort Harrison Industrial Reuse Authority Tax allocation
Revnue VRDN, 1.11%, 2/1/21	2,090,000	2,090,000
Portage Industrial Pollution Control Revenue VRDN, 1.38%, 5/1/18	2,150,000	2,150,000
Spencer County Industrial Pollution Control Revenue VRDN,
1.48%, 11/1/18	3,680,000	3,680,000
St. Joseph County Economic Development Revenue VRDN,
1.11%, 5/1/34	6,500,000	6,500,000
State Development Finance Authority Revenue VRDN:
1.38%, 7/1/18	1,825,000	1,825,000
1.08%, 8/1/31	1,900,000	1,900,000
State Health Facilities Revenue VRDN, 1.08%, 1/1/29	5,000,000	5,000,000
State MFH Revenue VRDN, 1.50%, 6/1/33	1,600,000	1,600,000

Kentucky - 2.4%
Henderson County Revenue VRDN, 1.08%, 12/1/25	10,000,000	10,000,000
Maysville Industrial Building Revenue VRDN, 1.38%, 5/1/06	5,740,000	5,740,000
Russell County Bon Secours Health System Revenue Bonds,
5.85%, 11/15/05	10,000,000	10,531,400
State Association of Counties Advance Tax & Revenue Anticipation
Notes, 3.00%, 6/30/05	10,000,000	10,129,400

Louisiana - 2.6%
Local Government Environmental Facilities & Community
Development Authority Revenue Bonds:
6.25%, 7/1/04	16,000,000	15,996,000
6.25%, 7/1/05	5,400,000	5,396,328
State Correctional Facilities Corporate Lease Revenue Bonds:
5.00%, 12/15/04	1,460,000	1,482,528
5.00%, 12/15/05	4,340,000	4,517,289
5.00%, 12/15/06	4,675,000	4,931,424
	Principal
Municipal Obligations - Cont'd	Amount	Value
Lousiana - Cont'd
State HFA Mortgage Revenue VRDN, 1.28%, 12/20/34	$2,710,000	$2,710,000
State Offshore Terminal Authority Deepwater Port Revenue Bonds,
2.15%, 10/1/21, (Mandatory Put, 4/1/05 @ 100) (r)	5,000,000	5,004,500

Maryland - 1.1%
Baltimore Revenue Bonds, 3.128%, 12/1/09	4,585,955	4,585,955
State Health & Higher Educational Facilities Authority Revenue VRDN:
1.08%, 1/1/29	750,000	750,000
1.11%, 7/1/29	8,000,000	8,000,000
1.08%, 4/1/31	2,995,000	2,995,000

Massachusetts - 5.1%
State Bay Transportation Authority Revenue VRDN, 1.11%, 7/1/30	1,400,000	1,400,000
State Development Finance Agency Revenue VRDN, 1.06%, 12/1/30	13,520,000	13,520,000
State GO Bonds:
5.00%, 12/1/05	32,000,000	33,377,280
5.50%, 11/1/11	10,000,000	11,150,800
State GO VRDN:
1.25%, 11/1/14	4,995,000	4,993,801
1.11%, 1/1/21	6,100,000	6,100,000
State Health & Educational Facilities Authority Revenue Bonds,
4.50%, 10/1/26, (Mandatory Put, 4/1/06 @ 100) (r)	6,515,000	6,697,290

Michigan - 2.3%
State Higher Education Facilities Authority Revenue VRDN,
1.08%, 6/1/34	13,500,000	13,500,000
State Municipal Bonds Authority Revenue VRDN, 1.11%, 9/1/31	16,975,000	16,975,000
Wayne County Community College GO Bonds, 4.50%, 7/1/04	4,000,000	4,000,360

Minnesota - 3.2%
HFA Revenue Bonds, 2.15%, 7/1/36
(Mandatory Put, 7/29/04 @ 100) (r)	14,470,000	14,478,248
Richfield MFH Revenue VRDN, 1.10%, 3/1/34	2,610,000	2,610,000
St. Paul Port Authority Revenue Bonds, 3.00%, 7/1/12
(Mandatory Put, 7/1/06 @ 100)	5,300,000	5,246,417
St. Paul Port Authority Revenue VRDN, 1.57%, 6/1/19	2,770,000	2,770,000
State GO Bonds, 4.00%, 8/1/04	19,605,000	19,650,288
State Higher Education Facilities Authority Revenue VRDN,
1.08%, 4/1/27	3,735,000	3,735,000

Mississippi - 0.9%
State Development Bank Special GO VRDN:
1.18%, 6/1/20	2,715,000	2,715,000
1.18%, 10/1/20	5,390,000	5,390,000
1.18%, 12/1/23	5,000,000	5,000,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Missouri - 1.2%
St. Louis IDA Revenue VRDN, 1.42%, 1/1/21	$9,300,000	$9,300,000
St. Louis Municipal Finance Corp. Leasehold Revenue Bonds,
4.00%, 7/15/06	8,540,000	8,839,839
State Development Finance Board Revenue VRDN, 1.33%, 9/1/08	100,000	100,000

New Mexico - 0.6%
State Finance Authority Revenue Bonds, 3.00%, 6/15/05	6,695,000	6,782,771
State GO Bonds, 5.00%, 9/1/04	3,000,000	3,018,450

New York - 4.1%
Jay Street Corp. Lease Revenue VRDN, 1.07%, 5/1/22	2,300,000	2,300,000
Monroe County IDA Revenue VRDN, 1.10%, 12/1/34	1,600,000	1,600,000
New York City GO Bonds:
5.00%, 8/1/04	4,000,000	4,012,240
5.50%, 8/1/04	5,060,000	5,077,558
5.00%, 11/1/04	3,000,000	3,035,640
5.00%, 8/1/05	9,400,000	9,718,096
5.45%, 8/1/05	10,000,000	10,390,592
New York City GO VRDN:
1.06%, 8/15/04	2,200,000	2,200,000
1.06%, 8/1/17	2,600,000	2,600,000
New York City Transitional Finance Authority Revenue VRDN:
1.11%, 2/1/16	2,005,000	2,005,000
1.11%, 2/1/29	4,465,000	4,465,000
State Urban Development Corp. Correctional & Youth Facility
Services Revenue Bonds:
5.00%, 1/1/05	500,000	508,630
5.00%, 1/1/06	5,000,000	5,203,550
5.25%, 1/1/21, (Mandatory Put, 1/1/09 @ 100)	4,000,000	4,292,720
Triborough Bridge & Tunnel Authority Revenue Bonds,
5.125%, 1/1/22 (Prerefunded 1/1/12 @ 100)	5,000,000	5,469,950

North Carolina - 0.2%
State Capital & Educational Facilities Finance Agency Revenue
VRDN, 1.09%, 12/1/31	3,685,000	3,685,000

North Dakota - 0.3%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue
Bonds, 5.35%, 11/1/19 (r)	4,535,000	4,493,913

Ohio - 1.2%
Akron Bath Copley Joint Township Hospital District Revenue
VRDN, 1.10%, 11/1/34	5,000,000	5,000,000
State GO Bonds, 6.00%, 5/1/05	4,000,000	4,147,320
State Higher Educational Facilities Authority Revenue VRDN:
1.18%, 9/1/26	1,060,000	1,060,000
1.35%, 12/1/33	8,375,000	8,375,335

	Principal
Municipal Obligations - Cont'd	Amount	Value
Oklahoma - 1.5%
State Housing Development Authority Revenue Bonds,
5.30%, 11/1/05	$5,625,000	$5,845,275
Tulsa MFH Revenue Notes:
6.25%, 8/1/04 (d)	6,450,000	3,547,500
6.25%, 3/1/05 (e)	14,200,000	13,490,000

Pennsylvania - 3.7%
Allegheny County IDA Revenue VRDN:
1.15%, 6/1/22	1,000,000	1,000,000
1.875%, 5/1/31	6,000,000	6,006,960
Beaver County IDA Pollution Control Revenue VRDN,
1.04%, 6/1/30	1,000,000	1,000,000
Cumberland County Municipal Authority Retirement Community
Revenue VRDN, 1.08%, 1/1/35	1,300,000	1,300,000
Erie Higher Educational Building Authority Revenue Bonds,
3.25%, 11/1/23, (Mandatory Put, 11/1/06 @ 100) (r)	5,475,000	5,531,447
Philadelphia School District GO Bonds, 1.35%, 9/1/21(r)	12,725,000	12,725,000
State Higher Educational Facilities Authority Revenue Bonds:
1.95%, 11/1/27, (Mandatory Put, 11/1/05 @ 100) (r)	10,000,000	10,000,000
1.70%, 11/1/29, (Mandatory Put, 11/1/05 @ 100) (r)	14,300,000	14,271,829
4.00%, 11/1/32, (Mandatory Put, 11/1/05 @ 100)	3,500,000	3,597,230

Puerto Rico - 3.2%
Commonwealth Electric Power Authority GO VRDN, 1.03%, 7/1/22	6,200,000	6,200,000
Commonwealth GO Bonds, 5.00%, 7/1/18,
(Mandatory Put, 7/1/08 @ 100) (r)	14,625,000	15,463,013
Commonwealth Housing Finance Corp. Revenue VRDN,
1.16%, 2/7/10	5,065,000	5,065,000
Commonwealth Tax & Revenue Anticipation Notes,
2.00%, 7/30/04	15,000,000	15,010,050
Commonwealth TICs/TOCs Public Improvement VRDN,
1.07%, 7/1/19	6,800,000	6,800,000

Rhode Island - 0.7%
State Housing & Mortgage Financing Corp. Revenue Bonds,
3.375%, 11/1/05	10,000,000	10,185,400

South Carolina - 2.1%
Dorchester County IDA Revenue VRDN, 1.296%, 10/1/24	5,100,000	5,100,000
Greenwood County Hospital Revenue VRDN, 1.09%, 10/1/23	4,500,000	4,500,000
State Jobs-Economic Development Authority Health Revenue Bonds,
6.50%, 10/1/04	6,750,000	6,735,285
State Jobs-Economic Development Authority Health Revenue VRDN,
1.22%, 7/1/12	300,000	300,000
State MFH Revenue Notes, 6.25%, 9/1/04	16,300,000	15,648,000

South Dakota - 0.3%
Lawrence County Pollution Control Revenue VRDN, 1.09%, 7/1/32	3,800,000	3,800,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Tennessee - 2.3%
Blount County Public Building Authority Revenue VRDN,
1.08%, 6/1/17	$1,400,000	$1,400,000
Sevier County Public Building Authority Revenue VRDN:
1.10%, 6/1/10	1,865,000	1,865,000
1.08%, 6/1/11	1,370,000	1,370,000
1.10%, 6/1/17	3,650,000	3,650,000
1.10%, 6/1/18	4,930,000	4,930,000
1.10%, 6/1/19	3,700,000	3,700,000
1.10%, 6/1/20	190,000	190,000
1.08%, 6/1/20	575,000	575,000
1.08%, 6/1/20	5,200,000	5,200,000
1.10%, 6/1/21	1,500,000	1,500,000
1.08%, 6/1/23	2,500,000	2,500,000
1.08%, 6/1/25	1,000,000	1,000,000
1.08%, 6/1/27	1,400,000	1,400,000
1.10%, 6/1/30	1,390,000	1,390,000
Shelby County Health Educational & Housing Facilities Board
Revenue VRDN:
1.11%, 12/1/13	2,600,000	2,600,000
1.12%, 5/1/16	2,000,000	2,000,000

Texas - 9.7%
Dallas GO Bonds:
3.25%, 2/15/05	14,870,000	15,033,867
4.00%, 2/15/06	5,700,000	5,871,570
4.00%, 2/15/07	4,515,000	4,681,829
Dallas Waterworks & Sewer System Revenue Bonds, 4.00%, 10/1/04	5,500,000	5,536,190
El Paso County Housing Finance Corp. MFH Revenue Bonds,
6.25%, 8/1/32, (Mandatory Put, 8/1/05 @ 100)	10,000,000	9,969,300
Harris County GO Bonds, 5.00%, 10/1/09	5,130,000	5,404,404
Houston Airport System Revenue Bonds, 6.00%, 7/1/07	4,030,000	4,371,059
Pasadena GO Bonds, 2.00%, 2/15/05	6,110,000	6,128,513
Red River Educational Finance Revenue Bonds, 3.40%, 12/1/31,
(Mandatory Put, 12/1/04 @ 100) (r)	2,500,000	2,519,975
State Tax & Revenue Anticipation Notes, 2.00%, 8/31/04	37,000,000	37,050,690
Tarrant County Health Facilities Development Authority Corp.
Revenue Bonds, 6.25%, 4/1/32	12,935,000	12,782,238
Tarrant County Housing Finance Corp. Revenue Bonds:
6.25%, 4/1/07	7,450,000	7,152,000
6.25%, 3/1/04 (f)	13,100,000	9,825,000
6.25%, 6/1/04 (g)	6,000,000	4,500,000
Weslaco Health Facilities Development Corp., Revenue
VRDN, 1.10%, 6/1/23	15,475,000	15,475,000

Utah - 0.0%
Municipal Securities Trust Certificates Revenue VRDN,
1.26%, 5/6/13	675,000	675,000

	Principal
Municipal Obligations - Cont'd	Amount	Value
Vermont - 2.8%
State Education & Health Buildings Financing Agency Revenue VRDN:
1.37%, 11/1/21	$4,220,000	$4,220,000
1.07%, 10/1/30	1,885,000	1,885,000
1.18%, 1/1/33	3,895,000	3,895,000
1.07%, 7/1/33	2,000,000	2,000,000
State Student Assistance Corp. Education Loan Revenue Bonds,
1.50%, 12/15/04	30,400,000	30,400,000

Virginia - 2.8%
Chesapeake IDA Revenue Bonds, 5.25%, 2/1/08	3,000,000	3,109,650
Henrico County Economic Development Authority Revenue Bonds,
5.75%, 11/15/30 (Prerefunded 11/15/04 @ 100)	7,000,000	7,112,840
Louisa IDA Solid Waste Disposal Revenue Bonds:
2.35%, 4/1/22, (Mandatory Put, 4/1/07 @ 100)	10,000,000	9,636,300
2.30%, 3/1/31, (Mandatory Put, 3/1/07 @ 100)	10,000,000	9,635,200
Portsmouth IDA Revenue VRDN, 1.07%, 11/1/27	3,190,000	3,190,000
State Housing Development Authority Revenue Bonds:
3.375%, 7/1/04	2,885,000	2,885,115
3.75%, 1/1/05	6,160,000	6,213,962
Suffolk IDA Revenue VRDN, 1.18%, 10/1/31	1,000,000	1,000,000

Washington - 0.7%
Portland GO Bonds:
5.00%, 9/1/04	2,000,000	2,011,500
5.25%, 9/1/05	1,485,000	1,541,088
Snohomish County School District GO Bonds, 5.00%, 6/1/05	2,310,000	2,381,079
State Public Power Supply System Revenue Bonds:
4.80%, 7/1/04	2,175,000	2,175,218
5.50%, 7/1/04	2,000,000	2,000,240

West Virginia - 2.1%
Commercial Economic Development Authority Revenue Bonds,
8.00%, 4/1/25 (r)	23,000,000	22,087,820
Weirton Municipal Hospital Building Revenue VRDN,
1.25%, 12/1/31	9,400,000	9,400,000

Wisconsin - 1.7%
State GO Bonds:
7.75%, 11/1/04	5,000,000	5,105,350
3.00%, 5/1/05	7,930,000	8,023,970
State Health & Educational Facilities Authority Revenue
VRDN, 1.06%, 11/1/23	6,000,000	6,000,000
State Petroleum Revenue Bonds, 5.00%, 7/1/07	6,000,000	6,302,040

Wyoming - 2.1%
Gillette Pollution Control Revenue VRDN, 2.06%, 1/1/18	31,200,000	31,200,000
	Principal
Municipal Obligations - Cont'd	Amount	Value
Other - 3.4%
ABN AMRO MuniTops Certificate Trust VRDN:
1.12%, 4/5/06	$1,200,000	$1,200,000
1.10%, 7/4/07	1,200,000	1,200,000
Charter Mac Equity Issuer Trust MFH Revenue Bonds,
3.25%, 3/15/07, (Mandatory Put, 3/15/05 @ 100)	15,000,000	15,038,850
Class B Certificate Trust Revenue VRDN, 1.48%, 7/1/41	5,000,000	5,000,000
Koch Floating Rate Trust Revenue VRDN, 1.33%, 4/1/09	1,292,419	1,292,419
Munimae Trusts:
4.60%, 1/13/11, (Mandatory Put, 12/17/06 @ 100)	7,045,000	7,230,918
4.60%, 12/16/16, (Mandatory Put, 12/17/06 @ 100)	7,805,000	8,012,457
Revenue Bond Certificate Series Trust Various States Revenue
VRDN, 1.38%, 12/1/30	5,625,000	5,625,000
Roaring Fork Single Family Mortgage Program VRDN, 1.16%, 7/1/32	7,000,000	7,000,000

TOTAL INVESTMENTS (Cost $1,512,555,212) - 99.2%		1,502,432,821
Other assets and liabilities, net - 0.8%		11,913,945
Net Assets - 100%		$1,514,346,766

  See notes to schedules of investments and notes to financial statements.

Long-Term Portfolio

Schedule of Investments

June 30, 2004

	Principal
Municipal Obligations - 94.1%	Amount	Value
Alaska - 3.1%
Municipal Bond Bank Authority GO Bonds, 5.00%, 10/1/21	$1,905,000	$1,938,719

Arizona - 4.3%
University of Arizona COPs, 5.50%, 6/1/15	2,470,000	2,694,523

California - 9.6%
Covina-Valley Unified School District, 5.50%, 8/1/26	2,400,000	2,513,424
Golden State Tobacco Securitization Corp., Enhanced Tobacco
Settlement Assets-Backed Bonds, 5.50%, 6/1/18	1,525,000	1,556,613
Perris Union High School District COPs, Zero Coupon, 10/1/30	1,000,000	985,650
Sacramento City Unified School District GO Bonds, 5.00%, 7/1/27	1,000,000	994,590

Colorado - 5.1%
City of Lakewood,The Plaza Metropolitan District Public Number 1
Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,043,580
Freemont Custer & El Paso GO Bonds, 5.00%, 12/1/14	1,070,000	1,147,265

Connecticut - 0.8%
State Health & Educational Facilities Authority Revenue VRDN,
1.10%, 7/1/36	500,000	500,000

Florida - 6.9%
Dade County GO Bonds, 7.75%, 10/1/18	2,000,000	2,661,840
Dade County IDA Revenue Bonds, 8.00%, 6/1/22	1,315,000	1,330,767
Gulf Breeze Revenue VRDN, 4.125%, 12/1/20	120,000	109,462
Port St. Lucie Special COPs, 4.125%, 9/1/20	270,000	248,165

Illinois - 2.7%
Metropolitan Pier & Exposition Authority Dedicated State Tax
Revenue Bonds, 5.75%, 6/15/41	500,000	532,140
Student Assistance Community Student Loan Revenue Bonds,
5.10%, 9/1/08	1,135,000	1,204,371

Kansas - 1.9%
Sedgwick County Public Building Commission Juvenile
Revenue Bonds, 4.375%, 8/1/20 (callable 8/1/04 @ 100)	1,285,000	1,225,196

Louisiana - 1.8%
Local Government Environmental Facilities Revenue Bonds,
6.30%, 7/1/30	1,000,000	1,149,990

Maryland - 3.6%
Cecil County Health Department COPs, 7.875%, 7/1/14	868,000	873,737
State Community Development Administration Revenue Bonds,
4.95%, 7/1/32	1,235,000	1,202,865
	Principal
Municipal Obligations - Cont'd	Amount	Value
Maryland - Cont'd
State Economic Development Corp. Revenue Bonds,
8.625%, 10/1/19 (h)	$500,000	$219,000

Massachusetts - 9.4%
State College Building Aurhority Revenue Bonds, 5.00%, 5/1/33	2,500,000	2,454,875
State Water Pollution Abatement Trust Revenue Bonds, 5.00%, 8/1/32	1,500,000	1,480,755
State Water Resource Authority Revenue Bonds, 5.00%, 8/1/28	2,000,000	1,975,080

Michigan - 3.4%
Wayne Charter County Airport Refunding Bonds, 5.50%, 12/1/15	2,000,000	2,131,580

Mississippi - 1.7%
State Development Bank SO Contract Revenue Bonds, 5.00%, 6/1/17	1,045,000	1,085,337

Nebraska - 4.0%
Omaha Convention Hotel Corp. Revenue Bonds, 5.125%, 4/1/32	2,500,000	2,504,075

New York - 3.4%
State Urban Development Corp. Correctional Revenue Bonds,
5.25%, 1/1/14	1,935,000	2,118,245

North Carolina - 2.4%
State Capital Facilities Finance Agency Educational Revenue VRDN,
1.09%, 12/1/31	1,500,000	1,500,000

Oklahoma - 2.4%
Citizen Potawatomi Nation Tax Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,503,780

Rhode Island - 3.2%
Port Authority & Economic Development Corp. Airport
Revenue Bonds, 7.00%, 7/1/14	500,000	589,055
State Clean Water Finance Agency Revenue Bonds, 5.00%, 10/1/19	1,355,000	1,405,555

South Carolina - 1.7%
Charleston County Resource Recovery Revenue Bonds,
5.10%, 1/1/08	1,025,000	1,089,401

Tennessee - 0.9%
Sevier County Public Building Authority Revenue VRDN,
1.08%, 6/1/11	600,000	600,000

Texas - 8.4%
Brownsville GO Bonds, 5.50%, 2/15/18	1,000,000	1,074,550
Edcouch Elsa Independent School District GO Bonds,
5.50%, 2/15/30	900,000	925,326
North Forest Independent School District GO Bonds,
6.25%, 8/15/16	1,045,000	1,091,816
Tarrant County Health Facilities Development Corp. Revenue Bonds,
5.75%, 2/15/15	2,000,000	2,223,480

	Principal
Municipal Obligations - Cont'd	Amount	Value
Utah - 2.6%
State Building Ownership Authority Lease Revenue Bonds,
5.00%, 5/15/20	$1,620,000	$1,657,001

Virgin Islands - 1.7%
Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,108,690

Virginia - 2.9%
Chesterfield County IDA Pollution Control Revenue Bonds,
5.875%, 6/1/17	1,700,000	1,802,952

West Virginia - 1.5%
State Economic Development Authority Commercial Revenue Bonds,
8.00%, 4/1/25	1,000,000	960,340

Wisconsin - 4.7%
Middleton-Cross Plains Area School District GO Bonds,
5.25%, 4/1/18	1,655,000	1,751,486
Monroe School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,187,185

TOTAL INVESTMENTS (Cost $58,868,802) - 94.1%		59,352,461
Other assets and liabilities, net - 5.9%		3,708,299
Net Assets - 100%		$63,060,760

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
10 Year U.S. Treasury Notes	210	9/04	22,958,906	($280,443)

See notes to schedules of investments and notes to financial statements.

Notes to Schedules of Investments

(d)        Security has been restructured from an original maturity date of April 1, 2002.  Security is currently in default for both principal and interest. Accrued interest as of June 30, 2004 totaled $905,911 and includes past due interest accrued since and due on October 1, 2002. Subsequent to period end, the Advisor has negotiated an expected September 15, 2004 settlement that is anticipated to provide for the recovery of interest and the settlement of principal in the form of cash and an in-kind security.

(e)        Security has been restructured from an original maturity date of October 15, 2003. Security is currently in default for interest. Accrued interest as of June 30, 2004 totaled $794,861 and includes past due interest accrued since and due on October 15, 2003 of $572,986. Subsequent to period end, interest payments totaling $200,000 were applied towards past due interest.

(f)         Security has been restructured from an original maturity date of March 1, 2002.  Security is currently in default for both principal and interest. Accrued interest as of June 30, 2004 totaled $682,292 and includes past due interest accrued since and due on March 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing or securitization will result in the recovery of accrued interest and settlement of principal.

(g)        Security has been restructured from an original maturity date of October 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of June 30, 2004 totaled $93,750 and includes past due interest accrued since and due on June 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing or securitization will result in the recovery of accrued interest and settlement of principal.

(h)        Interest payments have been deferred until July 1, 2005. At June 30, 2004 accumulated deferred interest totaled $49,963 and includes interest accrued since and due on October 1, 2003.

(r)        Adjustable rate security.

Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

Explanation of Guarantees:
BPA: Bond-Purchase Agreement	GA: Guaranty Agreement
CA: Collateral Agreement	LOC: Letter of Credit
C/LOC: Collateralized LOC	SWAP: Swap Agreement

Abbreviations:
COPs: Certificates of Participation	HFA: Housing Finance Authority
FGIC: Federal Guaranty Insurance Company	IDA: Industrial Development Authority
FHLB: Federal Home Loan Bank	LO: Limited Obligation
FHLMC: Federal Home Loan Mortgage Corp.	MBIA: Municipal Bond Insurance Association
FNMA: Fannie Mae	MFH: Multi-Family Housing
FSA: Financial Security Advisor	SO: Special Obligation
GO: General Obligation	VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statements of Assets And Liabilities

June 30, 2004

	Money Market	Limited-Term	Long-Term
Assets	Portfolio	Portfolio	Portfolio
Investments in securities, at value (Cost $1,126,186,330,
$1,512,555,212 and $58,868,802,
respectively) - See accompanying schedules	$1,126,186,330	$1,502,432,821	$59,352,461
Cash	11,324,579	2,925,514	201,253
Receivable for securities sold	8,245,000	11,949,800	2,246,110
Receivable for shares sold	1,068,728	3,107,275	461,189
Interest receivable	3,262,951	15,248,089	812,194
Other assets	80,888	28,999	260,166
Total assets	1,150,168,476	1,535,692,498	63,333,373

Liabilities
Payable for securities purchased	10,129,400	12,664,208	--
Payable for shares redeemed	2,981,604	7,822,397	56,627
Payable to Calvert Asset Management Company, Inc.	342,778	743,768	40,004
Payable to Calvert Administrative Services Company	236,689	6,213	--
Payable to Calvert Shareholder Services, Inc.	69,143	5,830	357
Payable to Calvert Distributors, Inc.	--	--	4,628
Payable for futures variation margin	--	--	150,937
Accrued expenses and other liabilities	248,872	103,316	20,060
Total liabilities	14,008,486	21,345,732	272,613
Net Assets	$1,136,159,990	$1,514,346,766	$63,060,760

net assets consist of:
Paid-in capital applicable to the following shares of
beneficial interest, unlimited number of no par value
shares authorized:
Money Market Portfolio:
Class O: 1,095,043,058 shares outstanding	$1,094,931,985
Institutional Class: 41,305,179 shares outstanding	41,303,923
Limited-Term Portfolio:
142,271,870 shares outstanding		$1,524,258,038
Long-Term Portfolio:
3,854,406 shares outstanding			$62,733,654
Undistributed net investment income	63,989	310,659	23,912
Accumulated net realized gain (loss) on investments	(139,907)	(99,540)	99,979
Net unrealized appreciation (depreciation)
on investments	--	(10,122,391)	203,215
Net Assets	$1,136,159,990	$1,514,346,766	$63,060,760

net asset value per share
Money Market Portfolio:
Class O: (based on net assets of $1,094,928,830)	$1.00
Institutional Class: (based on net assets of $41,231,160)	$1.00
Limited-Term Portfolio		$10.64
Long-Term Portfolio			$16.36

See notes to financial statements.

Statements of Operations

Six Months Ended June 30, 2004

	Money Market	Limited-Term	Long-Term
Net Investment Income	Portfolio	Portfolio	Portfolio
Investment Income:
Interest income	$6,404,080	$18,769,113	$1,649,361

Expenses:
Investment advisory fee	1,262,032	4,061,472	208,378
Transfer agency fees and expenses	867,792	414,014	19,218
Distribution Plan expenses:
Class A	--	--	31,257
Trustees' fees and expenses	32,036	50,428	2,413
Administrative fees:
Class O	1,463,899	--	--
Class A	--	37,270	1,561
Institutional Class	14,842	--	--
Accounting fees	44,630	49,870	8,087
Custodian fees	37,538	43,350	8,959
Insurance	148,355	5,635	316
Registration fees	24,466	57,556	8,285
Reports to shareholders	137,999	69,545	8,013
Professional fees	6,834	16,787	10,052
Miscellaneous	75,927	18,203	1,383
Total expenses	4,116,350	4,824,130	307,922
Fees waived:
Class A	--	--	(1,561)
Fees paid indirectly	(12,180)	(11,610)	(1,405)
Net expenses	4,104,170	4,812,520	304,956

Net Investment Income	2,299,910	13,956,593	1,344,405

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
Investments	(8,419)	(99,540)	113,622
Futures	--	--	(8,753)
	(8,419)	(99,540)	104,869

Change in unrealized appreciation (depreciation) on:
Investments	--	(15,114,283)	(2,238,883)
Futures	--	--	(280,444)
	--	(15,114,283)	(2,519,327)
Net Realized and Unrealized
Gain (Loss) on Investments	(8,419)	(15,213,823)	(2,414,458)

Increase (Decrease) in Net Assets
Resulting from Operations	$2,291,491	($1,257,230)	($1,070,053)

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$2,299,910	$6,295,058
Net realized gain (loss)	(8,419)	(40,158)

Increase (Decrease) in Net Assets
Resulting from Operations	2,291,491	6,254,900

Distributions to shareholders from:
Net investment income:
Class O shares	(2,078,250)	(5,114,288)
Institutional Class shares	(203,584)	(1,221,933)
Class T shares	--	(6)
Total distributions	(2,281,834)	(6,336,227)

Capital share transactions:
Shares sold:
Class O shares	443,862,395	774,611,497
Institutional Class shares	360,590,326	1,188,045,395
Class T shares	--	27,376
Shares issued from merger:
Class O	--	246,376,295
Reinvestment of distributions:
Class O shares	2,054,629	5,062,726
Institutional Class shares	85,429	467,449
Class T shares	--	5
Shares redeemed:
Class O shares	(518,369,562)	(944,432,245)
Institutional Class shares	(416,588,000)	(1,264,802,071)
Class T shares	--	(34,022)
Total capital share transactions	(128,364,783)	5,322,405

Total Increase (Decrease) in Net Assets	(128,355,126)	5,241,078

Net Assets
Beginning of period	1,264,515,116	1,259,274,038
End of period (including undistributed net investment
income of $63,989 and $45,913, respectively)	$1,136,159,990	$1,264,515,116

See notes to financial statements.

	Six Months Ended	Year Ended
	June 30,	December 31,
Capital Share Activity	2004	2003
Shares sold:
Class O shares	443,862,396	774,611,497
Institutional Class shares	360,590,326	1,188,045,396
Class T shares	--	27,376
Shares issued from merger:
Class O shares	--	246,393,863
Reinvestment of distributions:
Class O shares	2,054,629	5,062,726
Institutional Class shares	85,429	467,449
Class T shares	--	5
Shares redeemed:
Class O shares	(518,369,562)	(944,432,245)
Institutional Class shares	(416,588,000)	(1,264,802,071)
Class T shares	--	(34,022)
Total capital share activity	(128,364,782)	5,339,974

See notes to financial statements.

Limited-Term Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$13,956,593	$29,403,718
Net realized gain (loss)	(99,540)	448,468
Change in unrealized appreciation or (depreciation)	(15,114,283)	(807,736)

Increase (Decrease) in Net Assets
Resulting from Operations	(1,257,230)	29,044,450

Distributions to shareholders from:
Net investment income	(13,813,539)	(29,220,951)
Net realized gain	--	(552,671)
Total distributions	(13,813,539)	(29,773,622)

Capital share transactions:
Shares sold	438,558,098	1,080,141,123
Reinvestment of distributions:	9,732,617	20,798,417
Shares redeemed	(578,229,404)	(789,288,136)
Total capital share transactions	(129,938,689)	311,651,404

Total Increase (Decrease) in Net Assets	(145,009,458)	310,922,232

Net Assets
Beginning of period	1,659,356,224	1,348,433,992
End of period (including undistributed net investment
income of $310,659 and $167,605, respectively)	$1,514,346,766	$1,659,356,224

Capital Share Activity
Shares sold	40,900,486	100,409,307
Reinvestment of distributions	909,783	1,935,206
Shares redeemed	(54,037,011)	(73,386,682)
Total capital share activity	(12,226,742)	28,957,831

See notes to financial statements.

Long-Term Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$1,344,405	$3,307,494
Net realized gain (loss)	104,869	927,657
Change in unrealized appreciation or (depreciation)	(2,519,327)	(579,428)

Increase (Decrease) in Net Assets
Resulting from Operations	(1,070,053)	3,655,723

Distributions to shareholders from:
Net investment income	(1,333,501)	(3,301,188)
Net realized gain	--	(872,412)
Total distributions	(1,333,501)	(4,173,600)

Capital share transactions:
Shares sold	2,910,126	35,973,986
Reinvestment of distributions	1,082,712	3,432,510
Shares redeemed	(10,076,115)	(41,572,012)
Total capital share transactions	(6,083,277)	(2,165,516)

Total Increase (Decrease) in Net Assets	(8,486,831)	(2,683,393)

Net Assets
Beginning of period	71,547,591	74,230,984
End of period (including undistributed net investment income
of $23,912 and $13,008, respectively)	$63,060,760	$71,547,591

Capital Share Activity
Shares sold	173,249	2,089,383
Reinvestment of distributions	64,693	202,227
Shares redeemed	(609,470)	(2,424,844)
Total capital share activity	(371,528)	(133,234)

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General:  Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios, three of which are reported herein: Money Market, Limited-Term and Long-Term. Money Market and Limited-Term are registered as diversified portfolios and Long-Term as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class T shares ceased operations on May 23, 2003 and were sold to investors with brokerage accounts at The Advisors Group, Inc. Class A shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively.

On December 19, 2003, the net assets of Calvert Tax-Free Reserves California Money Market Portfolio (California Money Market) merged into the Calvert Tax-Free Reserves Money Market Portfolio (Money Market). The merger was accomplished by a tax-free exchange of 246,393,863 shares of Money Market for 246,393,863 shares of California Money Market outstanding on December 19, 2003. The California Money Market's net assets as of December 19, 2003, including $20,412 of accumulated net realized loss were combined with those of Money Market.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Trustees.

Repurchase Agreements:  The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Redemption Fee: Effective February 1, 2004, the Limited-Term and Long-Term Portfolios began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term) or five days of purchase (Limited-Term) in the same Portfolio.  The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, “Ameritas Acacia”). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Fund. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

	First	Next	Over
	$500 Million	$500 Million	$1 Billion
Money Market	.25%	.20%	.15%
Limited-Term	.60%	.50%	.40%
Long-Term	.60%	.50%	.40%

The Advisors Group, Inc. (“TAG”), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offered Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company (“CASC”), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee.  Class O and Institutional Class of Money Market pay annual rates of .26% and .05%, respectively, based on their average daily net assets. The remaining portfolios of the Fund pay monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class A of Long-Term allows the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Long-Term.

The Distributor received $73,439 and $8,976 as its portion of commissions charged on sales of Limited-Term and Long-Term, respectively during the six months ended June 30, 2004.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $405,461, $35,607, and $2,102 for the six months ended June 30, 2004 for Money Market, Limited-Term and Long-Term, respectively. Boston Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were:

	Limited-Term	Long-term
Purchases	$159,231,250	$61,818,406
Sales	193,213,683	74,041,362

Money Market held only short-term investments.

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of June 30, 2004 and the net capital loss carryforwards with expiration dates as of December 31, 2003.

	Money Market	Limited-Term	Long-Term
Federal income tax cost	$1,126,186,330	$1,512,552,855	$58,864,238
Unrealized appreciation	--	2,855,315	1,231,306
Unrealized (depreciation)	--	(12,975,348)	(743,078)
Net appreciation (depreciation)	--	($10,120,033)	$488,288
Capital Loss Carryforwards
Expiration Date	Money Market
31-Dec-07	$8,223
31-Dec-09	12,189
31-Dec-10	73,061
31-Dec-11	38,015
$131,488

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

The Portfolios may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 under the Investment Company Act of 1940. For the six months ended June 30, 2004, purchases and sales transactions were:

	Money Market	Limited-Term	Long-Term
Purchases	$334,405,000	$202,720,000	$11,470,000
Sales	233,972,947	362,691,331	2,000,000
Net realized gain	--	122	--

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company (“the Bank”). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolios had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowings by the Portfolios under the agreement were as follows:

		Weighted		Month of
	Average	Average	Maximum	Maximum
	Daily	Interest	Amount	Amount
Portfolio	Balance	Rate	Borrowed	Borrowed
Money Market	$904,797	1.56%	$9,214,748	April 2004
Limited-Term	523,814	1.56%	8,124,406	April 2004
Long-Term	33,523	1.56%	1,701,609	May 2004

Money Market Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class O Shares	2004	2003	2002
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.002	.005	.009
Distributions from
Net investment income	(.002)	(.005)	(.009)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.18%	.50%	.89%
Ratios to average net assets:
Net investment income	.37% (a)	.49%	.90%
Total expenses	.71% (a)	.67%	.68%
Expenses before offsets	.71% (a)	.67%	.68%
Net expenses	.71% (a)	.67%	.67%
Net assets, ending (in thousands)	$1,094,929	$1,167,378	$1,085,825

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.024	.039	.030
Distributions from
Net investment income	(.024)	(.039)	(.030)
Net realized gain	**	--	--
Total distributions	(.024)	(.039)	(.030)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.47%	3.95%	3.04%
Ratios to average net assets:
Net investment income	2.41%	3.87%	2.97%
Total expenses	.63%	.65%	.65%
Expenses before offsets	.63%	.65%	.65%
Net expenses	.61%	.63%	.64%
Net assets, ending (in thousands)	$1,254,312	$1,253,987	$1,277,935

Money Market Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Institutional Class	2004	2003	2002
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.004	.008	.012
Distributions from
Net investment income	(.004)	(.008)	(.012)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.35%	.83%	1.24%
Ratios to average net assets:
Net investment income	.71% (a)	.85%	1.24%
Total expenses	.37% (a)	.35%	.34%
Expenses before offsets	.37% (a)	.35%	.34%
Net expenses	.37% (a)	.35%	.34%
Net assets, ending (in thousands)	$41,231	$97,137	$173,443

		Years Ended
	December 31,	December 31,	December 31,
Institutional Class	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.028	.042	.033
Distributions from
Net investment income	(.028)	(.042)	(.033)
Net realized gain	**	--	--
Total distributions	(.028)	(.042)	(.033)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.82%	4.30%	3.39%
Ratios to average net assets:
Net investment income	2.82%	4.26%	3.36%
Total expenses	.30%	.31%	.31%
Expenses before offsets	.30%	.31%	.31%
Net expenses	.28%	.29%	.29%
Net assets, ending (in thousands)	$158,362	$300,393	$237,544

Money Market Portfolio

Financial Highlights

		Periods Ended
	May 23,	December 31,	December 31,
Class T Shares	2003#(y)	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	**	.007	.022
Net realized gain (loss)	.001	--	--
Total from investment operations	.001	.007	.022
Distributions from
Net investment income	(.001)	(.007)	(.022)
Net realized gain	--	--	**
Total distributions	(.001)	(.007)	(.022)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.10%	.66%	2.25%
Ratios to average net assets:
Net investment income	(.03%) (a)	.68%	2.21%
Total expenses	3.82% (a)	.90%	.85%
Expenses before offsets	1.05% (a)	.90%	.85%
Net expenses	1.05% (a)	.89%	.83%
Net assets, ending (in thousands)	$0	$7	$48,813
	Periods Ended
	December 31,	December 31,
Class T Shares	2000	1999(z)
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.037	.025
Distributions from
Net investment income	(.037)	(.025)
Net asset value, ending	$1.00	$1.00

Total return*	3.73%	2.50%
Ratios to average net assets:
Net investment income	3.67%	2.90%(a)
Total expenses	.86%	.85%(a)
Expenses before offsets	.86%	.85%(a)
Net expenses	.85%	.84%(a)
Net assets, ending (in thousands)	$42,313	$37,053

Limited-Term Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2004	2003	2002
Net asset value, beginning	$10.74	$10.74	$10.69
Income from investment operations
Net investment income	.09	.20	.28
Net realized and unrealized gain (loss)	(.10)	**	.05
Total from investment operations	(.01)	.20	.33
Distributions from
Net investment income	(.09)	(.20)	(.28)
Net realized gain	--	**	**
Total distributions	(.09)	(.20)	(.28)
Total increase (decrease) in net asset value	(.10)	.00	.05
Net asset value, ending	$10.64	$10.74	$10.74

Total return*	(.10%)	1.91%	3.11%
Ratios to average net assets:
Net investment income	1.68% (a)	1.88%	2.57%
Total expenses	.58% (a)	.57%	.62%
Expenses before offsets	.58% (a)	.57%	.62%
Net expenses	.58% (a)	.57%	.62%
Portfolio turnover	21%	31%	47%
Net assets, ending (in thousands)	$1,514,347	$1,659,356	$1,348,434
		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2001	2000	1999
Net asset value, beginning	$10.66	$10.64	$10.71
Income from investment operations
Net investment income	.44	.45	.37
Net realized and unrealized gain (loss)	.03	.02	(.07)
Total from investment operations	.47	.47	.30
Distributions from
Net investment income	(.44)	(.45)	(.37)
Total increase (decrease) in net asset value	.03	.02	(.07)
Net asset value, ending	$10.69	$10.66	$10.64

Total return*	4.46%	4.53%	2.86%
Ratios to average net assets:
Net investment income	4.09%	4.22%	3.47%
Total expenses	.70%	.72%	.71%
Expenses before offsets	.70%	.72%	.71%
Net expenses	.69%	.70%	.70%
Portfolio turnover	63%	82%	78%
Net assets, ending (in thousands)	$670,479	$463,465	$523,743

Long-Term Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2004	2003	2002
Net asset value, beginning	$16.93	$17.03	$16.20
Income from investment operations
Net investment income	.32	.69	.70
Net realized and unrealized gain (loss)	(.57)	.11	1.02
Total from investment operations	(.25)	.80	1.72
Distributions from
Net investment income	(.32)	(.69)	(.72)
Net realized gains	--	(.21)	(.17)
Total distributions	(.32)	(.90)	(.89)
Total increase (decrease) in net asset value	(.57)	(.10)	.83
Net asset value, ending	$16.36	$16.93	$17.03

Total return*	(1.49%)	4.77%	10.84%
Ratios to average net assets:
Net investment income	3.87% (a)	3.96%	4.22%
Total expenses	.89% (a)	.86%	.87%
Expenses before offsets	.88% (a)	.85%	.86%
Net expenses	.88% (a)	.85%	.85%
Portfolio turnover	96%	219%	113%
Net assets, ending (in thousands)	$63,061	$71,548	$74,231

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2001	2000	1999
Net asset value, beginning	$16.46	$15.30	$16.81
Income from investment operations
Net investment income	.73	.77	.70
Net realized and unrealized gain (loss)	(.13)	1.15	(1.44)
Total from investments	.60	1.92	(.74)
Distributions from
Net investment income	(.73)	(.76)	(.70)
Net realized gains	(.13)	--	(.07)
Total distributions	(.86)	(.76)	(.77)
Total increase (decrease) in net asset value	(.26)	1.16	(1.51)
Net asset value, ending	$16.20	$16.46	$15.30

Total return*	3.68%	12.93%	(4.52%)
Ratios to average net assets:
Net investment income	4.47%	4.89%	4.35%
Total expenses	.87%	.90%	.88%
Expenses before offsets	.87%	.90%	.88%
Net expenses	.85%	.85%	.84%
Portfolio turnover	85%	85%	80%
Net assets, ending (in thousands)	$63,329	$52,517	$51,146

*          Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

**        Amount was less than .001 per share.

(a)        Annualized.

(y)        Per share figures are calculated using the Average Share Method.

(z) From March 1, 1999 inception.

#          Class T ceased operations on May 23, 2003.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

SENIOR PORTFOLIO MANAGER INFORMATION TABLE

Name: Thomas A. Dailey

Position: Vice President, Tax Exempt and Money Market Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Dailey is the senior member of the Tax Exempt and Money Market Division. He manages several of Calvert's money market portfolios and oversees the implementation of CAMCO's money market investment strategy. Mr. Dailey received a BS in Finance and Administration/Management from LaRoche College and has 10 years of experience in the financial services industry.

PROXY VOTING DISCLOSURE

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Calvert

Tax-Free

Reserves

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

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

Calvert

Investments that make a difference(R)

June 30, 2004

Semi-Annual Report

Calvert Tax-Free Reserves

Vermont Municipal

Portfolio

Calvert Tax-Free Reserves Vermont Municipal Portfolio

Table of Contents

President's Letter

2

Portfolio Manager Remarks

4

Statement of Net Assets

7

Statement of Operations

9

Statements of Changes in Net Assets

10

Notes to Financial Statements

11

Financial Highlights

14

Explanation of Financial Tables

15

Proxy Voting Disclosure

17

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Dear Shareholders:

Overall, stocks edged forward during the first half of 2004, receiving a boost in June as markets reacted positively to the handover of power in Iraq and stronger earnings prospects. However, it generally was a challenging period for equities, with stocks up and down but trading within a fairly narrow price range in reaction to economic and political uncertainty. The S&P 500 Index ended the first half of the year up 3.44%, while the smaller-capitalization Russell 2000 Index appreciated 6.76% for the same period. Generally, value funds performed better than growth funds through the first six months of 2004.1

Through the reporting period, both the stock and bond markets were affected by the interplay of positives and negatives--good news on the earnings front juxtaposed against ongoing global uncertainties as well as concerns about the pace and magnitude of expected Fed rate increases. Bond-fund total returns generally fell during the second quarter, wiping out earlier-year gains across most fixed-income categories. General taxable bond funds, as measured by the Lehman U.S. Credit Index, fell -0.27% for the first half of the year, while general municipal funds, represented by the Lehman Municipal Bond Index, slipped back by -0.68% over the same period.

We believe that, going forward, the financial markets offer investors long-term opportunities in line with their historical averages. Over the past 50 years, stocks--as measured by the S&P 500--have produced average annual total returns of 11.4%, according to Ibbotson Associates, a well-known publisher of financial data. Our belief is that the high-flying, late 1990's that produced stock returns in excess of 20% were an anomaly and are unlikely to be repeated. In today's market environment, a strengthening economy should make it easier for companies to grow their earnings, ultimately boosting stock prices. And, even in the fixed-income markets, where rising interest rates are likely to be a factor for some time, investors can benefit from evolving conditions. Remember that while rising rates can be expected to force bond prices down in the short term, these same higher rates can mean higher returns on reinvested bond income. At the same time, bonds can continue to provide income and portfolio-diversification benefits to investors.

Now, as always, it's important not to get too caught up in short-term market developments and instead maintain realistic expectations and focus on developing a sound, diversified investment strategy. We encourage you to work with a financial professional to find the investment solutions that can work best for you, given your unique set of circumstances, goals, and attitudes toward risk.

Thank you for your continued investment with Calvert, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

July 2004

1  For the six-month period ended June 30, 2004, the Russell 3000 Value Index returned at 4.23% versus 2.96% for the Russell 3000 Growth Index.

Portfolio Managers

Thomas A. Dailey**

**(see p. 17)

Dave Rochat

Emmett Long

Fund Information asset allocation Vermont long-term tax-exempt bonds NASDAQ symbol CGVTX CUSIP number 131620-70-0

Calvert Tax-Free Reserves Vermont Municipal Portfolio

Performance

For the six-month period ended June 30, 2004, Calvert Tax-Free Reserves Vermont Municipal Portfolio returned -1.31%, versus the -0.68% return of the benchmark Lehman Municipal Bond Index. The Lipper Other States Municipal Debt Funds Average returned -0.93%.

Investment Climate

The first half of 2004 was divided into two distinct environments for fixed-income investments.  In the first quarter, initially reported job growth was much weaker than had been expected, raising expectations that the Federal Reserve would postpone hiking the target Fed funds rate until well into 2004, or even until 2005. In the second quarter, however, job growth was much stronger than expected, and a number of inflation measures were on the rise.

As a result, over the first six months of 2004, interest rates moved in roller-coaster fashion, with the benchmark 10-year Treasury note yield falling to 3.68% in March before rising sharply to almost 5% by the middle of June. Mortgage rates and other private-sector, long-term interest rates also moved sharply up and down throughout the first half. After posting attractive gains in the first quarter, broad bond-market indices fell on the second quarter, and returns for the first half of 2004 were basically flat.

Municipal rates ended the first quarter slightly lower as a result of the weak labor market, Fed patience, and foreign investment in Treasuries. However, the dramatic rise in interest rates that occurred during the second quarter was in reaction to both the stronger-than-expected economic performance and anticipation of a series of Fed rate hikes.

Vermont continues to benefit from the state's economic diversity and conservative financial management. The state weathered the recent recession relatively well, in spite of further general weakness in the manufacturing sector. Unemployment in Vermont remains below national levels.

Comparative Investment Performance (Total Return)

(as of 6.30.04)

	CTFR	Lipper Other States	Lehman
	Vermont Municipal	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	(1.31%)	(0.93%)	(0.68%)
1 year	(0.34%)	0.15%	0.76%
5 year*	4.67%	4.51%	5.87%
10 year*	5.24%	5.23%	6.44%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

Portfolio Strategy

Through the period

Municipal market prices peaked in mid-March. Through most of the second quarter, rates rose, but June ended with a rally. Coming into this year, our duration tended to be longer than our "Other States" peer group and other municipal indices. During the second quarter, we utilized futures to shorten duration, allowing us to reduce volatility without making significant changes to Portfolio composition. In addition, the Portfolio was overweighted in the Education sector, which underperformed significantly in the second quarter, contributing largely to overall underperformance for the reporting period. Several new issues allowed us to make modest structural changes to the portfolio in the first half of the year.

Going forward

Given the underperformance of Education in the first half of the year, we look for that sector to rebound in the second half and for the Portfolio to perform competitively against our benchmark index. We believe that long-term interest rates can be expected to rise through the remainder of 2004, so we continue to be vigilant in our duration management. We see this as an opportunity to slightly restructure the portfolio with higher-coupon securities as we move through the remainder of the year.

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Source: Lipper Analytical Services, Inc.

Portfolio statistics

monthly
dividend yield
6.30.04	3.36%
12.31.03	2.86%

30 day SEC yield
6.30.04	3.26%
12.31.03	3.14%

weighted
average maturity
6.30.04	12 years
12.31.03	14 years

effective duration
6.30.04	4.69 years
12.31.03	5.46 years

average annual
total return

as of 6.30.04
1 year	(4.07%)
5 year	3.87%
10 year	4.84%
inception	5.38%
(4.01.91)

Outlook

The Fed hiked interest rates one-quarter point (0.25%) at its June Federal Open Market Committee (FOMC) meeting, the first increase in four years. Looking ahead, the Fed clearly signaled its intention to raise short-term interest rates in a slow and predictable pattern. However, this course may be altered if incoming economic data force an adjustment to the Fed's outlook for economic growth and price stability.

Investors adjusted to Fed policy, and now general market expectations and bond market prices reflect anticipated quarter-point rate hikes at each FOMC meeting into next year. We believe that any material deviation from these expectations would cause interest rates to fluctuate further.

Market interest rates have been rising over the last year, and we expect some further increase unless economic growth unexpectedly slumps or some unexpected event shocks the market. While the bond bear market may continue well into 2005, we are hopeful that more than half of the increase in long-term interest rates is behind us. Given that the Fed has just started hiking short-term rates, however, we continue to recommend that fixed-income investors remain defensive, with shorter durations and a well-diversified portfolio.

July 2004

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2004, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money. Current performance may be higher or lower than the performance data quoted. Visit www.calvert.com to obtain performance data current to the most recent month-end.

May lose value. Not FDIC Insured. No Bank Guarantee. Not NCUA/NCUSIF Insured. No Credit Union Guarantee.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Statement of Net Assets

June 30, 2004

	Principal
Municipal Obligations - 100.1%	Amount	Value
Vermont - 79.9%
Burlington Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,614,969
5.375%, 7/1/12	1,405,000	1,557,485
Educational & Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,078,120
6.60%, 12/1/14, (Callable, 12/1/06 @ 102)	1,050,000	1,096,862
5.50%, 7/1/18, (Callable, 7/1/08 @ 101)	1,955,000	1,999,046
6.25%, 9/1/18, (Callable, 9/1/05 @ 102)	2,000,000	2,070,040
5.00%, 10/1/23, (Callable, 10/1/11 @ 100)	1,000,000	998,700
5.625%, 10/1/25, (Callable, 10/1/05 @ 102)	1,000,000	1,028,150
5.00%, 11/1/32, (Callable, 11/1/12 @ 100)	1,810,000	1,785,565
5.50%, 1/1/33, (Callable, 1/1/14 @ 100)	1,100,000	1,031,019
Educational & Health Buildings Financing Agency Revenue VRDNs:
1.37%, 11/1/21	2,250,000	2,250,000
1.07%, 10/1/30	2,400,000	2,400,000
Housing Finance Agency Single Family Revenue Bonds:
5.25%, 11/1/20, (Callable, 11/1/10 @ 100)	265,000	268,683
5.55%, 11/1/21, (Callable, 5/1/10 @ 101)	915,000	935,212
4.90%, 11/1/22, (Callable, 5/1/12 @ 100)	1,000,000	985,660
Municipal Bonds Bank Revenue Bonds:
5.00%, 12/1/17, (Callable, 12/1/14 @ 100)	1,000,000	1,047,030
5.50%, 12/1/18, (Callable, 12/1/10 @ 100)	1,060,000	1,150,365
5.00%, 12/1/19, (Callable, 12/1/13 @ 100)	2,000,000	2,066,700
5.50%, 12/1/19, (Callable, 12/1/10 @ 100)	1,500,000	1,620,225
Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	2,180,000	2,392,964
Rutland County Solid Waste District Revenue Bonds:
6.45%, 11/1/04	110,000	111,686
6.50%, 11/1/05	105,000	110,750
6.55%, 11/1/06	100,000	108,293
6.60%, 11/1/07	100,000	110,322
6.70%, 11/1/08	100,000	112,191
6.75%, 11/1/09	100,000	113,877
6.80%, 11/1/10	100,000	115,365
6.80%, 11/1/11	100,000	115,988
6.85%, 11/1/12	100,000	116,828
State GO Bonds:
Zero Coupon, 8/1/08	400,000	349,968
5.00%, 1/15/11, (Callable, 1/15/08 @ 101)	1,500,000	1,605,300
5.00%, 2/1/15, (Callable, 2/1/14 @ 100)	2,500,000	2,678,825
4.625%, 8/1/17, (Callable, 8/1/11 @ 100)	2,485,000	2,521,654
University of Vermont & State Agriculture College Revenue Bonds,
5.125%, 10/1/27, (Callable, 10/1/12 @ 100)	1,000,000	1,005,400

Total Vermont (Cost $39,719,436)		40,553,242

Territories - 20.2%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	$2,000,000	$2,175,880
Guam Government LO Highway & Transportation Authority
Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,571,835
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	2,044,038
5.50%, 7/1/17	1,000,000	1,119,630
Puerto Rico Commonwealth Highway and Transportation Revenue
Bonds, 5.50%, 7/1/17	2,000,000	2,239,260
Virgin Islands Public Finance Authority Revenue Bonds,
5.25%, 10/1/15	1,000,000	1,095,410

Total Territories (Cost $10,243,881)		10,246,053

Total Investments (Cost $49,963,317) - 100.1%		50,799,295
Other assets and liabilities, net - (0.1%)		(30,110)
Net Assets - 100%		$50,769,185

Net Assets Consist Of:
Paid-in capital applicable to 3,239,658 Class A shares of beneficial
interest, unlimited number of no par shares authorized:		$49,757,557
Undistributed net investment income		37,931
Accumulated net realized gain (loss) on investments		263,447
Net unrealized appreciation (depreciation) on investments		710,250

Net Assets		$50,769,185

Net Asset Value Per Share		$15.67

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Sold:
5 Year U.S. Treasury Notes	110	9/04	$11,955,625	($91,013)
10 Year U.S. Treasury Notes	17	9/04	1,858,578	(34,715)
Total Sold				($125,728)

Abbreviations:

GO: General Obligation

LO: Limited Obligation

VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2004

Net Investment Income
Investment Income:
Interest income	$1,134,287

Expenses:
Investment advisory fee	155,915
Transfer agency fees and expenses	17,654
Trustees' fees and expenses	1,913
Administrative fees	1,169
Accounting fees	6,356
Custodian fees	6,287
Registration fees	2,104
Reports to shareholders	9,825
Professional fees	9,968
Miscellaneous	1,269
Total expenses	212,460
Fees waived	(1,169)
Fees paid indirectly	(1,070)
Net expenses	210,221
Net Investment Income	924,066

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on:
Investments	226,616
Futures	36,831
263,447

Change in unrealized appreciation (depreciation) on:
Investments	(1,736,819)
Futures	(125,728)
(1,862,547)

Net Realized and Unrealized Gain
(Loss) on Investments	(1,599,100)

Increase (Decrease) in Net Assets
Resulting From Operations	($675,034)

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2004	2003
Operations:
Net investment income	$924,066	$1,938,425
Net realized gain	263,447	495,203
Change in unrealized appreciation or (depreciation)	(1,862,547)	(120,618)

Increase (Decrease) in Net Assets
Resulting From Operations	(675,034)	2,313,010

Distributions to shareholders from:
Net investment income	(917,200)	(1,930,446)
Net realized gain	--	(497,331)
Total distributions	(917,200)	(2,427,777)

Capital share transactions:
Shares sold	1,679,242	5,027,832
Reinvestment of distributions	557,271	1,539,733
Shares redeemed	(2,762,709)	(7,449,101)
Total capital share transactions	(526,196)	(881,536)

Total Increase (Decrease) in Net Assets	(2,118,430)	(996,303)

Net Assets
Beginning of period	52,887,615	53,883,918
End of period (including undistributed net investment income
of $37,931 and $31,065, respectively)	$50,769,185	$52,887,615

Capital Share Activity
Shares sold	105,299	311,851
Reinvestment of distributions	34,839	95,328
Shares redeemed	(172,380)	(460,159)
Total capital share activity	(32,242)	(52,980)

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of four separate portfolios. The operations of each series are accounted for separately. Class A shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2004, no securities were fair valued under the direction of the Board of Trustees.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Redemption Fees: Effective February 1, 2004, the Portfolio began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio.  The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles  generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Portfolio. For its services, the Advisor receives an annual fee, payable monthly based on the following annual rates of average daily net assets: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $34,417 was payable at period end.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. For the six months ended June 30, 2004, CASC waived $1,169 of its fee.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $7,161 as its portion of commissions charged on sales of the Portfolio.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $2,350 for the six months ended June 30, 2004. Under the terms of the agreement, $411 was payable at period end. Boston Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,330,524 and $6,861,135, respectively.

The cost of investments owned at June 30, 2004 for federal income tax purposes was $49,941,517. Net unrealized appreciation aggregated $857,779, of which $1,308,256 related to appreciated securities and $450,477 related to depreciated securities.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. For the six months ended June 30, 2004, purchases and sales transactions were $7,500,000 and $4,450,000, respectively. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2004. For the six months ended June 30, 2004, borrowing information by the Portfolio under the Agreement was as follows:

Average	Weighted	Maximum	Month of
Daily	Average interest	Amount	Maximum Amount
Balance	Rate	Borrowed	Borrowed
$6,397	1.59%	$154,972	May 2004

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2004	2003	2002
Net asset value, beginning	$16.16	$16.21	$15.56
Income from investment operations
Net investment income	.28	.60	.65
Net realized and unrealized gain (loss)	(.49)	.10	.78
Total from investment operations	(.21)	.70	1.43
Distributions from
Net investment income	(.28)	(.60)	(.66)
Net realized gains	--	(.15)	(.12)
Total distributions	(.28)	(.75)	(.78)
Total increase (decrease) in net asset value	(.49)	(.05)	.65
Net asset value, ending	$15.67	$16.16	$16.21

Total return *	(1.31%)	4.42%	9.37%
Ratios to average net assets:
Net investment income	3.56% (a)	3.70%	4.08%
Total expenses	.82% (a)	.80%	.79%
Expenses before offsets	.81% (a)	.79%	.79%
Net expenses	.81% (a)	.79%	.78%
Portfolio turnover	14%	26%	20%
Net assets, ending (in thousands)	$50,769	$52,888	$53,884

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2001	2000	1999
Net asset value, beginning	$15.67	$14.90	$16.28
Income from investment operations
Net investment income	.66	.70	.71
Net realized and unrealized gain (loss)	(.09)	.77	(1.39)
Total from investment operations	.57	1.47	(.68)
Distributions from
Net investment income	(.67)	(.70)	(.70)
Net realized gains	(.01)	--	--
Total distributions	(.68)	(.70)	(.70)
Total increase (decrease) in net asset value	(.11)	.77	(1.38)
Net asset value, ending	$15.56	$15.67	$14.90

Total return *	3.67%	10.09%	(4.29%)
Ratios to average net assets:
Net investment income	4.21%	4.61%	4.50%
Total expenses	.79%	.80%	.78%
Expenses before offsets	.79%	.80%	.78%
Net expenses	.76%	.75%	.76%
Portfolio turnover	8%	5%	21%
Net assets, ending (in thousands)	$49,981	$48,067	$46,452

(a)        Annualized.

*          Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

SENIOR PORTFOLIO MANAGER INFORMATION TABLE

Name: Thomas A. Dailey

Position: Vice President, Tax Exempt and Money Market Division for Calvert Asset Management Company, Inc. (CAMCO)

Portfolio Responsibilities: Mr. Dailey is the senior member of the Tax Exempt and Money Market Division. He manages several of Calvert's money market portfolios and oversees the implementation of CAMCO's money market investment strategy. Mr. Dailey received a BS in Finance and Administration/Management from LaRoche College and has 10 years of experience in the financial services industry.

PROXY VOTING DISCLOSURE

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC's website at www.sec.gov.

Calvert Tax-Free Reserves Vermont Municipal Portfolio

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

printed on recycled paper using soy-     based inks

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Fund

California Limited-Term Muni. Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Calvert Social Index Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund


Item 2.  Code of Ethics.

               Not applicable.

Item 3.  Audit Committee Financial Expert.

               Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

On March 3, 2004, the Board of Trustees adopted procedures by which shareholders may recommend nominees to the Board.  Prior to this date, the Board did not have a formal policy for the consideration of shareholder nominees or a procedure by which shareholders may make recommendations.  The procedures provide that, if the Board determines that a Trustee vacancy exists or is likely to exist on the Board, the independent Trustees consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund.   Shareholders of the Fund who wish to nominate a candidate to the Board of a Fund must submit the recommendation in writing to the Board to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a "Disinterested Trustee"  -- i.e., not an "interested person" of a Fund as defined by Section 2(a)(19) of the Investment Company Act of 1940.

Item 10.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable for semi-annual reports.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: September 7, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            President -- Principal Executive Officer

Date: September 7, 2004

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: September 7, 2004